UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® 1-3 Year Duration
Securitized Bond Central Fund

November 30, 2006

1.841391.100

13CEN-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 4.5%
	Principal Amount	Value
Fannie Mae 0% 9/28/07 (c)	$ 20,000,000	$ 19,180,620
Freddie Mac 4.875% 2/17/09 (c)	77,383,000	77,595,250
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $96,407,692)		96,775,870
Asset-Backed Securities - 41.6%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (d)	2,225,000	2,231,568
Class M2, 6.42% 2/25/34 (d)	2,525,000	2,548,777
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-ASP6 Class M1, 5.55% 12/25/36 (d)	755,000	755,000
Series 2006-FM2:
Class AC2, 5.48% 8/25/36 (d)	1,195,000	1,195,323
Class M1, 5.57% 8/25/36 (d)	1,665,000	1,662,253
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	800,000	787,646
American Express Credit Account Master Trust Series 2004-C Class C, 5.82% 2/15/12 (a)(d)	2,942,082	2,947,920
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class B, 3.7% 1/6/09	612,757	611,002
Class C, 4.22% 7/6/09	925,000	917,448
Class D, 5.07% 7/6/10	6,805,000	6,778,539
Series 2006-1:
Class A3, 5.11% 10/6/10	614,000	613,738
Class B1, 5.2% 3/6/11	1,870,000	1,875,613
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.75% 4/25/34 (d)	5,085,000	5,084,867
Class M2, 5.8% 4/25/34 (d)	3,925,000	3,924,900
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	3,000,000	2,958,730
Argent Securities, Inc.:
Series 2004-W5 Class M1, 5.92% 4/25/34 (d)	360,000	360,522
Series 2004-W7:
Class M1, 5.87% 5/25/34 (d)	4,965,000	4,994,006
Class M2, 5.92% 5/25/34 (d)	4,035,000	4,061,491
Asset Backed Funding Corp. Series 2006-OPT2:
Class M1, 5.57% 10/25/36 (d)	1,430,000	1,429,960
Class M5, 5.72% 10/25/36 (d)	3,500,000	3,501,441
Class M7, 6.1% 10/25/36 (d)	1,490,000	1,487,222
Class M9. 7.22% 10/25/36 (d)	3,000,000	2,988,473
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Series 2006-HE6:
Class A4 5.48% 11/25/36 (d)	$ 3,185,000	$ 3,185,000
Class M7 6.12% 11/25/36 (d)	415,000	415,000
Class M9 7.47% 11/25/36 (d)	1,105,000	1,105,000
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 5.68% 12/15/33 (d)	408,907	408,949
Bank of America Credit Card Trust:
Series 2006-C7 Class C7, 5.55% 3/15/12 (d)	5,000,000	4,999,941
Series 2006-HE7 Class B4, 5.4% 3/15/12 (d)	5,745,000	5,744,973
Bank One Issuance Trust Series 2002-C1 Class C1, 6.28% 12/15/09 (d)	8,448,200	8,470,577
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 5.41% 9/17/11 (a)(d)	1,950,000	1,949,981
BNC Mortgage Loan Trust Series 2006-2:
Class A4, 5.48% 11/25/36 (d)	1,095,000	1,094,969
Class M1, 5.56% 11/25/36 (d)	1,095,000	1,094,969
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	7,671,302	7,639,938
Series 2006-1:
Class A3, 5.03% 10/15/09	3,955,000	3,950,235
Class B, 5.26% 10/15/10	3,760,000	3,771,221
Capital One Auto Finance Trust:
Series 2005-BSS Series D, 4.8% 9/15/12	6,300,000	6,268,429
Series 2006-C Class A3A, 5.07% 7/15/11	2,860,000	2,863,510
Capital One Multi-Asset Execution Trust Series 2003-B3 Class B3, 4.5% 6/15/11	15,000,000	14,869,791
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	5,404,487	5,363,978
Carrington Mortgage Loan Trust Series 2006-FRE1 Class A3, 5.47% 7/25/36 (d)	13,353,000	13,358,341
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	11,700,055	11,600,838
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.52% 5/15/09 (d)	6,450,000	6,449,617
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	21,070,000	21,091,968
Class C, 5.28% 2/20/13	3,578,252	3,580,356
Series 2006-VT2:
Class A3, 5.07% 2/20/10	5,190,000	5,200,098
Class A4, 5.05% 4/20/14	3,770,000	3,782,257
Class B, 5.24% 4/20/14	670,000	671,298
Class C, 5.29% 4/20/14	730,000	731,422
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust: - continued
Series 2006-VT2:
Class D, 5.46% 4/20/14	$ 1,960,000	$ 1,963,646
Citibank Credit Card Issuance Trust:
Series 2003-C1 Class C1, 6.4681% 4/7/10 (d)	6,100,000	6,176,638
Series 2005-B1 Class B1, 4.4% 9/15/10	50,035,000	49,465,847
Series 2006-B2 Class B2, 5.15% 3/7/11	14,125,000	14,165,532
Citigroup Mortgage Loan Trust:
Series 2006-WFH3 Class M7, 5.47% 11/25/36 (d)	1,040,000	1,040,000
Series 2006-WFHE3 Class M7, 6.12% 10/25/36 (d)	3,500,000	3,497,813
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	15,105,000	15,163,262
CNH Wholesale Master Note Trust Series 2005-1 Class A, 5.43% 6/15/11 (d)	4,250,000	4,253,069
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (d)	5,275,000	5,293,159
Series 2004-3 Class M1, 5.82% 6/25/34 (d)	1,500,000	1,506,756
DaimlerChrysler Auto Trust Series 2006-D Class A3 4.98% 2/8/11 (b)	2,620,000	2,623,275
DriveTime Auto Owner Trust Series 2006-B:
Class A2, 5.32% 3/15/10 (a)	4,315,000	4,315,000
Class A3, 5.23% 8/15/12 (a)	2,530,000	2,530,000
Fieldstone Mortgage Investment Corp. Series 2006-3:
Class 2A3, 5.48% 11/25/36 (d)	8,231,000	8,231,000
Class M1, 5.58% 11/25/36 (d)	5,480,000	5,480,000
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (d)	415,000	415,647
Class M4, 6.22% 3/25/34 (d)	325,000	326,149
Series 2006-FF15 Class M1, 5.56% 11/25/36 (d)	3,950,000	3,950,000
Ford Credit Auto Owner Trust:
Series 2005-A:
Class A4, 3.72% 10/15/09	9,250,000	9,105,978
Class B, 3.88% 1/15/10	5,151,000	5,068,500
Series 2006-A Class A3, 5.05% 11/15/09	14,595,000	14,582,459
Series 2006-C Class A3, 5.16% 11/15/10	16,000,000	15,968,960
Franklin Auto Trust Series 2006-1:
Class A3, 5.21% 1/20/11	10,000,000	10,007,436
Class B, 5.33% 7/21/14	375,000	376,547
Class C, 5.59% 7/21/14	3,340,000	3,354,397
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2005-A Class M1, 5.75% 1/25/35 (d)	$ 6,550,000	$ 6,593,825
Series 2006-D Class M1, 5.55% 11/25/36 (d)	1,695,000	1,695,000
Series 2006-E Class M1, 5.58% 1/25/37 (b)(d)	4,865,000	4,865,000
GE Business Loan Trust Series 2006-2A:
Class A, 5.5% 11/15/34 (a)(d)	6,805,000	6,805,000
Class B, 5.6% 11/15/34 (a)(d)	2,460,000	2,460,000
Class C, 5.7% 11/15/34 (a)(d)	4,085,000	4,085,000
Class D, 6.07% 11/15/34 (a)(d)	1,553,119	1,553,119
GE Commercial Equipment Financing LLC Series 2004-A Class B, 3.65% 5/22/14 (a)	2,590,776	2,522,794
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.82% 1/25/34 (d)	3,495,567	3,495,486
Class M2, 6.42% 1/25/34 (d)	1,103,122	1,103,097
Class M3, 6.62% 1/25/34 (d)	387,542	387,533
Series 2006-FM2 Class M1, 5.5844% 9/25/36 (d)	2,635,000	2,634,926
Holmes Master Issuer PLC Series 2006-1A:
Class 1B, 4.3375% 7/15/40 (a)(d)	2,460,000	2,460,000
Class 1C, 5.8375% 7/15/40 (a)(d)	1,390,000	1,390,000
Class 2A, 5.4038% 7/15/21 (a)(d)	2,460,000	2,460,000
Class 2B, 5.4638% 7/15/40 (a)(d)	1,770,000	1,770,000
Class 2C, 5.7338% 7/15/40 (a)(d)	720,000	720,000
Class 2M, 5.5338% 7/15/40 (a)(d)	1,475,000	1,475,000
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2% 8/25/33 (d)	3,519,242	3,520,361
Series 2003-4 Class M1, 6.12% 10/25/33 (d)	7,378,646	7,390,814
Series 2006-7:
Class 2A3, 5.4719% 1/25/37 (d)	16,000,000	15,999,568
Class B1, 7.2219% 1/25/37 (d)	675,000	649,357
Class M4, 5.7019% 1/25/37 (d)	1,320,000	1,320,456
Class M7, 6.1019% 1/25/37 (d)	675,000	673,748
Series 2006-8:
Class 2A3, 5.51% 3/25/37 (b)(d)	2,630,000	2,630,000
Class M1, 5.5894% 3/25/37 (b)(d)	1,560,000	1,560,000
HSBC Automotive Trust Series 2006-3:
Class A2, 5.38% 12/17/09	1,515,000	1,517,663
Class A3, 5.28% 9/19/11	5,000,000	5,032,032
HSBC Home Equity Loan Trust Series 2006-3 Class A1V, 5.4% 3/20/36 (d)	5,550,000	5,551,084
HSI Asset Securitization Corp. Trust Series 2006-HE1:
Class 2A3, 5.4854% 10/25/36 (d)	2,445,000	2,445,000
Class M1, 5.5754% 10/25/36 (d)	2,490,000	2,490,486
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivables Trust Series 2006-1:
Class A3, 5.13% 6/15/10	$ 4,700,000	$ 4,702,619
Class B, 5.29% 11/15/12	1,945,000	1,954,393
Class C, 5.34% 11/15/12	2,520,000	2,532,638
JP Morgan Mortgage Acquisition Trust Series 2006-CH1:
Class A4, 5.46% 1/25/35 (d)	1,645,000	1,643,645
Class M1, 5.54% 5/25/36 (d)	765,000	765,000
Keycorp Student Loan Trust Series 2006-A Class 2C, 6.52% 3/27/42 (b)(d)	11,300,000	11,300,000
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (d)	3,741,430	3,751,251
Series 2004-2 Class M1, 5.85% 6/25/34 (d)	5,225,000	5,244,969
Series 2006-10 Class 2A3, 5.48% 11/25/36 (d)	3,780,000	3,780,000
Series 2006-9:
Class M10, 7.82% 11/25/36 (d)	2,420,000	2,166,142
Class M4, 5.69% 11/25/36 (d)	815,000	815,000
Class M5, 5.72% 11/25/36 (d)	1,570,000	1,570,000
Class M6, 5.77% 11/25/36 (d)	1,090,000	1,090,000
Class M7, 6.12% 11/25/36 (d)	740,000	740,000
MASTR Asset Backed Securities Trust Series 2006-AM3:
Class A3, 5.49% 10/25/36 (d)	2,205,000	2,205,000
Class M1, 5.58% 10/25/36 (d)	500,000	500,000
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (d)	1,610,000	1,617,716
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (d)	2,012,239	2,014,529
Class M2, 5.87% 7/25/34 (d)	375,000	375,548
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.97% 7/25/34 (d)	6,775,000	6,808,224
Series 2006-OPT1 Class A1A, 5.58% 6/25/35 (d)	18,291,229	18,355,221
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (d)	2,760,000	2,780,570
Series 2003-NC8 Class M1, 6.02% 9/25/33 (d)	3,729,755	3,738,936
Series 2006-NC5 Class A2C, 5.47% 10/25/36 (d)	1,285,000	1,284,996
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (d)	2,474,314	2,476,381
Series 2002-NC1 Class M1, 6.52% 2/25/32 (a)(d)	4,265,276	4,382,762
Series 2002-NC3 Class M1, 6.04% 8/25/32 (d)	2,245,000	2,246,166
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(d)(f)	22,795,000	5,787,240
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	16,950,000	3,276,779
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2006-4:
Class AI0, 6.35% 2/25/12 (b)(f)	$ 4,660,000	$ 1,318,864
Class D, 6.47% 5/25/32 (b)(d)	8,700,000	8,700,000
New Century Home Equity Loan Trust Series 2005-D Class M2, 5.79% 2/25/36 (d)	2,775,000	2,788,717
Nissan Auto Lease Trust:
Series 2005-A Class A3, 4.7% 10/15/08	24,485,000	24,402,023
Series 2006-A Class A3, 5.11% 3/15/10	20,000,000	19,998,748
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	9,030,000	8,881,424
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (d)	1,425,000	1,432,461
Class M4, 6.295% 6/25/34 (d)	2,395,000	2,408,098
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	4,072,337	4,046,258
Ownit Mortgage Loan Trust Series 2006-7:
Class A2C, 5.48% 10/25/37 (d)	1,975,000	1,975,000
Class M1, 5.57% 10/25/37 (d)	965,000	965,000
Park Place Securities, Inc.:
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (d)	3,376,498	3,378,194
Series 2005-WCH1 Class M2, 5.84% 1/25/35 (d)	9,300,000	9,350,999
Permanent Master Issuer PLC Series 2006-1 Class 2C, 5.7744% 7/17/42 (d)	4,910,000	4,909,808
Pinnacle Capital Asset Trust Series 2006-A:
Class A3, 5.29% 5/26/09 (a)	8,000,000	8,014,099
Class B, 5.51% 9/25/09 (a)	985,000	987,551
Class C, 5.77% 5/25/10 (a)	915,000	918,147
Providian Gateway Owner Trust:
Series 2004-DA Class C, 3.95% 9/15/11 (a)	1,750,000	1,731,493
Series 2004-FA Class D, 4.45% 11/15/11 (a)	5,000,000	4,962,367
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 5.4438% 10/25/36 (d)	2,455,000	2,454,911
SG Mortgage Securities Trust Series 2006-OPT2:
Class A2, 5.46% 10/25/36 (a)(b)(d)	4,495,000	4,495,000
Class M1, 5.59% 10/25/36 (b)(d)	1,980,000	1,980,000
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.92% 11/25/34 (d)	2,830,000	2,843,287
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	6,257,500	6,230,123
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 5.62% 4/25/34 (d)	12,501,004	12,501,320
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp.: - continued
Series 2006-BC3:
Class M1, 5.57% 10/25/36 (d)	$ 3,085,000	$ 3,085,000
Class M7, 6.12% 10/25/36 (d)	1,522,000	1,522,000
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(d)	13,670,000	13,670,000
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24	15,000,000	15,018,750
Terwin Mortgage Trust Series 2006-9HGA Class A1, 5.424% 10/25/37 (d)	34,777,147	34,770,929
Thornburg Mortgage Securities Trust Series 2006-6 Class A1, 5.43% 12/25/36 (d)	7,280,000	7,280,000
Triad Automobile Receivables Owner Trust Series 2006-C:
Class A2, 5.24% 1/12/10	3,280,000	3,284,610
Class A3, 5.05% 11/14/11	3,095,000	3,110,315
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 5.47% 10/17/11 (d)	4,060,000	4,060,000
Class C, 5.67% 10/17/11 (d)	3,815,000	3,815,000
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	6,200,000	6,134,845
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (a)	5,380,000	5,405,627
Class D, 5.54% 12/20/12 (a)	3,050,000	3,084,977
WaMu Master Note Trust Series 2006-C3A Class C3A, 5.7% 10/15/13 (a)(d)	5,750,000	5,749,943
Washington Mutual Asset-Backed Certificates Series 2006-HE5:
Class M1, 5.6% 10/25/36 (b)(d)	2,900,000	2,900,000
Class M9, 7.85% 10/25/36 (b)(d)	1,680,000	1,652,411
WFS Financial Owner Trust:
Class 2004-3 Series A3, 3.3% 3/17/09	4,779,943	4,761,609
Series 2004-3:
Class A4, 3.93% 2/17/12	22,785,000	22,503,318
Class D, 4.07% 2/17/12	137,472	136,128
Series 2005-1 Class D, 4.09% 8/15/12	426,826	422,021
Series 2005-2 Class C, 4.62% 11/19/12	10,000,000	9,866,300
World Omni Auto Receivables Trust:
Series 2005-A Class A3, 3.54% 6/12/09	5,861,754	5,812,209
Series 2006-A Class A3, 5.01% 10/15/10	14,015,000	14,006,047
TOTAL ASSET-BACKED SECURITIES (Cost $895,150,374)		895,128,170
Collateralized Mortgage Obligations - 28.1%
	Principal Amount	Value
Private Sponsor - 28.1%
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 5.61% 3/25/35 (d)	$ 577,470	$ 579,982
Arkle Master Issuer PLC floater Series 2006-1A:
Class 1C, 5.6166% 2/17/52 (a)(d)	1,015,000	1,015,000
Class 3C, 5.7566% 2/17/52 (a)(d)	620,000	620,000
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 4.1028% 12/25/33 (d)	1,221,411	1,233,956
Class 2A1, 4.1679% 12/25/33 (d)	14,272,631	14,141,273
Series 2003-L Class 2A1, 3.975% 1/25/34 (d)	20,461,228	20,105,101
Series 2004-1 Class 2A2, 4.6895% 10/25/34 (d)	10,662,479	10,576,509
Series 2004-B:
Class 1A1, 3.4572% 3/25/34 (d)	4,056,512	4,064,612
Class 2A2, 4.0995% 3/25/34 (d)	10,609,524	10,473,229
Series 2004-C Class 1A1, 3.3269% 4/25/34 (d)	4,567,357	4,578,271
Series 2004-D:
Class 1A1, 3.5213% 5/25/34 (d)	16,197,094	16,128,922
Class 2A2, 4.1973% 5/25/34 (d)	25,128,009	24,867,552
Series 2004-G Class 2A7, 4.5507% 8/25/34 (d)	18,985,821	18,855,201
Series 2004-H Class 2A1, 4.477% 9/25/34 (d)	20,050,111	19,883,104
Series 2004-J:
Class 1A2, 4.2616% 11/25/34 (d)	3,134,623	3,144,462
Class 2A1, 4.7828% 11/25/34 (d)	17,780,445	17,616,554
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0954% 8/25/35 (d)	31,861,271	32,007,932
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (d)	367,717	368,421
Series 2005-2 Class 1A1, 5.57% 3/25/35 (d)	523,897	523,834
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.628% 10/12/41 (a)(d)(f)	28,365,000	669,238
Citigroup Mortgage Loan Trust floater Series 2006-FX1 Class A2, 5.52% 10/25/36 (d)	5,758,000	5,758,000
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-4 Class 5A2, 5.72% 3/25/35 (d)	1,928,675	1,931,316
Series 2005-10 Class 5A2, 5.64% 1/25/36 (d)	629,311	630,936
Series 2005-8 Class 7A2, 5.6% 11/25/35 (d)	299,375	300,196
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (d)	543,666	544,109
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (d)	1,251,724	1,253,752
Series 2005-6 Class 1A2, 5.59% 7/25/35 (d)	10,000,000	10,003,100
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC floater:
Series 2006-1 Class B2, 5.53% 10/18/54 (a)(d)	$ 3,315,000	$ 3,315,000
Series 2006-1A:
Class A, 5.3763% 10/18/31 (a)(d)	1,880,000	1,880,000
Class B1, 5.46% 10/18/54 (a)(d)	1,435,000	1,435,000
Class C2, 5.84% 10/18/54 (a)(d)	1,110,000	1,110,000
Class M1, 5.54% 10/18/54 (a)(d)	830,000	830,000
Class M2, 5.62% 10/18/54 (a)(d)	1,900,000	1,900,000
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.2974% 11/19/35 (d)	25,816,990	25,779,228
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.8472% 11/20/56 (a)(d)	5,185,000	5,184,793
Granite Master Issuer PLC:
floater Series 2005-1:
Class A3, 5.47% 12/21/24 (d)	10,925,000	10,929,436
Class A4, 5.49% 12/20/54 (d)	8,460,000	8,470,389
Series 2006-4:
Class B1, 5.46% 12/20/54 (d)	3,540,000	3,540,000
Class C1, 5.75% 12/20/54	2,165,000	2,165,000
Class M1, 5.54% 12/20/54 (d)	930,000	930,000
Granite Mortgages PLC floater Series 2004-3 Class 2A1, 5.53% 9/20/44 (d)	1,920,000	1,923,750
Impac CMB Trust floater Series 2005-2 Class 1A2, 5.63% 4/25/35 (d)	561,448	562,004
Master Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (d)	218,995	219,486
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3106% 5/25/17 (d)	17,702,620	17,703,934
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2349% 8/25/17 (d)	18,639,827	19,047,743
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 5.49% 6/15/22 (a)(d)	230,000	230,000
Class C, 5.5% 6/15/22 (a)(d)	1,495,000	1,495,000
Class D, 5.52% 6/15/22 (a)(d)	575,000	575,000
Class E, 5.53% 6/15/22 (a)(d)	920,000	920,000
Class F, 5.56% 6/15/22 (a)(d)	690,000	690,000
Class G, 5.63% 6/15/22 (a)(d)	345,000	345,000
Class H, 5.65% 6/15/22 (a)(d)	690,000	690,000
Class J, 5.69% 6/15/22 (a)(d)	805,000	805,000
Class TM, 5.82% 6/15/22 (a)(d)	6,190,000	6,190,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-E Class A2, 5.79% 10/25/28 (d)	$ 274,201	$ 274,634
Series 2004-B Class A2, 5.6388% 6/25/29 (d)	268,481	268,670
Series 2003-G Class XA1, 1% 1/25/29 (f)	33,183,611	234,197
Series 2003-H Class XA1, 1% 1/25/29 (a)(f)	27,995,952	223,973
Nomura Home Equity Loan, Inc. floater Series 2006-FM2:
Class M1, 5.61% 7/25/36 (d)	3,345,000	3,345,000
Class M7, 6.12% 7/25/36 (d)	910,000	910,000
Permanent Financing No. 9 PLC floater Series 2006-9A Class 3A, 5.49% 6/10/33 (a)(d)	7,110,000	7,115,277
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.424% 9/25/46 (d)	5,270,753	5,270,753
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	12,114,228	12,299,789
Series 2004-SL2 Class A1, 6.5% 10/25/16	4,384,428	4,453,820
Series 2004-SL3 Class A1, 7% 8/25/16	2,558,021	2,640,973
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B4, 7.07% 7/10/35 (a)(d)	9,506,349	9,601,412
Class B5, 7.67% 7/10/35 (a)(d)	8,826,519	8,829,277
Class B6, 8.17% 7/10/35 (a)(d)	3,848,926	3,964,393
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (a)(d)	4,314,007	4,378,717
Class B4, 6.97% 6/10/35 (a)(d)	3,854,471	3,926,743
Class B5, 7.57% 6/10/35 (a)(d)	2,630,606	2,693,083
Class B6, 8.07% 6/10/35 (a)(d)	1,561,483	1,600,520
Series 2004-B:
Class B4, 6.42% 2/10/36 (a)(d)	1,562,152	1,581,679
Class B5, 6.87% 2/10/36 (a)(d)	1,057,457	1,065,387
Class B6, 7.32% 2/10/36 (a)(d)	384,530	385,491
Series 2004-C:
Class B4, 6.27% 9/10/36 (a)(d)	1,938,376	1,965,029
Class B5, 6.67% 9/10/36 (a)(d)	2,132,214	2,137,544
Class B6, 7.07% 9/10/36 (a)(d)	290,756	290,756
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(d)	3,199,477	3,214,100
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	60,853,770	184,563
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.78% 9/20/33 (d)	448,284	448,363
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-12 Class 1A2, 5.82% 1/20/35 (d)	$ 246,620	$ 247,446
Series 2004-4 Class A, 5.7288% 5/20/34 (d)	258,294	258,486
Series 2004-5 Class A3, 5.67% 6/20/34 (d)	273,070	273,185
Series 2004-6 Class A3A, 5.8275% 6/20/35 (d)	236,393	236,834
Series 2004-7 Class A3A, 5.775% 8/20/34 (d)	216,189	216,466
Series 2005-1 Class A2, 5.8325% 2/20/35 (d)	227,032	227,662
Structured Asset Securities Corp. floater Series 2006-BC5 Class M1, 5.56% 12/25/36 (d)	15,000,000	15,000,000
WaMu Mortgage pass thru certificates:
floater Series 2005-AR13 Class A1C1, 5.51% 10/25/45 (d)	2,115,041	2,115,638
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	511,619	509,426
Series 2003-AR12 Class A5, 4.043% 2/25/34	5,000,000	4,916,015
WaMu Mortgage Securities Corp. sequential payer:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	3,823,292	3,951,682
Series 2004-RA2 Class 2A, 7% 7/25/33	4,917,217	4,994,049
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4614% 9/25/34 (d)	16,096,333	16,117,275
Series 2005-AR10 Class 2A2, 4.1089% 6/25/35 (d)	50,961,767	50,126,071
Series 2005-AR12 Class 2A6, 4.319% 7/25/35 (d)	12,900,336	12,808,028
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	32,666,516	32,335,218
Series 2005-AR4 Class 2A2, 4.5297% 4/25/35 (d)	14,534,871	14,354,246
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (d)	23,311,769	22,887,148
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $609,526,246)		605,619,343
Commercial Mortgage Securities - 22.1%

Asset Securitization Corp. sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	348,624	350,579
Banc of America Commercial Mortgage Trust Series 2006-5:
Class A1, 5.185% 7/10/11	909,433	916,904
Class XP, 0.832% 9/10/47 (f)	28,235,000	917,107
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2 Class A2, 3.52% 11/10/38	3,480,000	3,372,348
Series 2002-2 Class XP, 1.7693% 7/11/43 (a)(d)(f)	9,866,243	468,067
Series 2003-2 Class XP, 0.27% 3/11/41 (a)(d)(f)	142,188,247	1,424,428
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan Trust:
floater Series 2006-BIX1:
Class B, 5.46% 10/15/19 (a)(d)	$ 410,000	$ 410,072
Class C, 5.5% 10/15/19 (a)(d)	925,000	925,162
Class D, 5.53% 10/15/19 (a)(d)	1,130,000	1,130,013
Class E, 5.56% 10/15/19 (a)(d)	615,000	615,007
Class F, 5.63% 10/15/19 (a)(d)	820,000	820,009
Class G, 5.65% 10/15/19 (a)(d)	870,000	870,009
Class JCA, 5.92% 10/15/19 (a)(d)	535,000	535,005
Class JCP, 5.82% 10/15/19 (a)(d)	325,000	325,110
Class KCA, 5.97% 10/15/19 (a)(d)	365,567	365,571
Class KCP, 5.87% 10/15/19 (a)(d)	530,000	530,179
Class LCA, 6.07% 10/15/19 (a)(d)	425,000	425,004
Class LCP, 5.97% 10/15/19 (a)(d)	1,955,000	1,955,658
Series 2006-BIX1:
Class A1, 5.39% 10/15/19 (a)(d)	2,054,985	2,055,294
Class A2, 5.43% 10/15/19 (a)(d)	360,000	360,063
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(d)	6,498,244	6,499,212
Class B, 6.28% 7/14/11 (a)(d)	3,240,469	3,238,447
Class C, 6.43% 7/14/11 (a)(d)	6,489,591	6,490,553
Class D, 7.06% 7/14/11 (a)(d)	3,771,696	3,777,129
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	4,571,194	4,580,479
Class B, 7.22% 4/25/34 (a)(d)	527,445	535,110
Class M1, 5.88% 4/25/34 (a)(d)	410,235	411,389
Class M2, 6.52% 4/25/34 (a)(d)	410,235	414,017
Series 2004-2 Class A, 5.75% 8/25/34 (a)(d)	5,304,241	5,324,132
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	8,918,665	8,943,749
Class A2, 5.74% 1/25/35 (a)(d)	1,268,764	1,272,729
Class M1, 5.82% 1/25/35 (a)(d)	1,529,980	1,535,239
Series 2006-4A:
Class A1, 5.55% 12/25/36 (a)(d)	2,429,846	2,429,846
Class A2, 5.59% 12/25/36 (a)(d)	2,758,473	2,758,473
Class B1, 6.02% 12/25/36 (a)(d)	179,251	179,251
Class B2, 6.57% 12/25/36 (a)(d)	169,293	169,293
Class B3, 7.77% 12/25/36 (a)(d)	308,710	308,710
Class M1, 5.61% 12/25/36 (a)(d)	393,356	393,356
Class M2, 5.63% 12/25/36 (a)(d)	248,960	248,960
Class M3, 5.66% 12/25/36 (a)(d)	252,943	252,943
Class M4, 5.72% 12/25/36 (a)(d)	303,731	303,731
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class M5, 5.76% 12/25/36 (a)(d)	$ 278,835	$ 278,835
Class M6, 5.84% 12/25/36 (a)(d)	248,960	248,960
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-T24 Class A1, 4.905% 10/12/41 (d)	2,754,736	2,747,850
Chase Commercial Mortgage Securities Corp. sequential payer Series 1999-2 Class A1, 7.032% 1/15/32	128,086	127,869
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class B, 5.46% 11/15/36 (a)(d)	515,000	515,000
Class C, 5.5% 11/15/36 (a)(d)	515,000	515,000
Class D, 5.53% 11/15/36 (a)(d)	410,000	410,000
Class E, 5.56% 11/15/36 (a)(d)	310,000	310,000
Class F, 5.63% 8/16/21 (a)(d)	515,000	515,000
Class G, 5.65% 11/15/36 (a)(d)	515,000	515,000
Class H, 5.69% 11/15/36 (a)(d)	410,000	410,000
Series 2006-FL2:
Class A1, 5.39% 11/15/36 (a)(d)	2,053,281	2,053,281
Class A2, 5.43% 11/15/36 (a)(d)	2,055,000	2,055,000
Class CNP-1, 6.13% 8/16/21 (a)(d)	545,000	545,000
COMM:
sequential payer Series 1999-1 Class A2, 6.455% 5/15/32	11,474,939	11,663,849
Series 2004-LBN2 Class X2, 0.9781% 3/10/39 (a)(d)(f)	32,865,539	917,826
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	1,120,521	1,131,335
Commercial Mortgage pass-thru certificates Series 2006-FL12:
Class AJ, 5.45% 12/15/20 (a)(d)	5,645,000	5,645,000
Class CA1, 5.87% 12/15/20 (a)(d)	275,000	275,000
Class CA2, 5.92% 12/15/20 (a)(d)	430,000	430,000
Class CA3, 5.97% 12/15/20 (a)(d)	495,000	495,000
Class CA4, 6.07% 12/15/20 (a)(d)	545,000	545,000
Class CN1, 5.82% 12/15/20 (a)(d)	1,210,000	1,210,000
Class CN2, 5.87% 12/15/20 (a)(d)	650,000	650,000
Class CN3, 5.97% 12/15/20 (a)(d)	630,000	630,000
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1997-C2 Class A3, 6.55% 1/17/35	5,055,020	5,098,133
Series 1998-C1 Class A1B, 6.48% 5/17/40	15,368,156	15,599,432
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 1997-C2 Class D, 7.27% 1/17/35	$ 20,440,000	$ 20,971,516
Series 2002-CP5 Class A1, 4.106% 12/15/35	2,924,294	2,870,149
Series 2003-C4 Class ASP, 0.3708% 8/15/36 (a)(d)(f)	92,363,609	1,200,902
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(d)	2,915,000	2,914,980
Class SHDC, 6.32% 7/15/19 (a)(d)	1,390,000	1,390,000
Series 2006-TFL2:
Class A2, 5.49% 10/15/21 (a)	10,000,000	10,000,000
Class SHDD, 6.67% 7/15/19 (a)(d)	785,000	784,995
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	23,034,500	23,622,370
DLJ Commercial Mortgage Corp. sequential payer:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	7,970,512	8,037,382
Series 1998-CG1 Class A1B, 6.41% 6/10/31	5,025,883	5,085,272
Series 1999-CG1 Class A1B, 6.46% 3/10/32	4,750,000	4,871,156
Series 2000-CF1 Class A1A, 7.45% 6/10/33	98,560	98,435
First Union-Lehman Brothers Commercial Mortgage Trust sequential payer Series 1997-C2 Class A3, 6.65% 11/18/29	8,402,712	8,448,615
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.0701% 11/10/38 (d)(f)	102,007,886	3,271,454
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 1997-C2 Class A3, 6.566% 4/15/29	1,061,089	1,067,957
Series 2003-C3 Class X2, 0.6911% 12/10/38 (a)(d)(f)	113,357,079	2,309,730
Greenwich Capital Commercial Funding Corp.:
Series 2003-C1 Class XP, 2.0346% 7/5/35 (a)(d)(f)	71,447,907	3,581,012
Series 2003-C2 Class XP, 1.0312% 1/5/36 (a)(d)(f)	134,321,043	3,654,123
GS Mortgage Securities Corp. II:
sequential payer:
Series 2003-C1 Class A2A, 3.59% 1/10/40	38,170,000	37,488,772
Series 2004-C1 Class A1, 3.659% 10/10/28	29,153,181	28,469,907
Series 1998-GLII Class E, 6.9706% 4/13/31 (d)	8,460,000	8,658,868
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	2,997,493	3,068,571
JP Morgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(d)	1,875,000	1,875,000
Class B, 5.49% 11/15/18 (a)(d)	1,515,000	1,515,000
Class C, 5.53% 11/15/18 (a)(d)	1,075,000	1,075,000
Class D, 5.55% 11/15/18 (a)(d)	380,000	380,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
JP Morgan Chase Commercial Securities Trust floater Series 2006-FLA2: - continued
Class E, 5.6% 11/15/18 (a)(d)	$ 570,000	$ 570,000
Class F, 5.65% 11/15/18 (a)(d)	855,000	855,000
Class G, 5.68% 11/15/18 (a)(d)	740,000	740,000
Class H, 5.82% 11/15/18 (a)(d)	570,000	570,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9928% 1/15/38 (a)(d)(f)	28,127,472	853,894
Series 2004-CB8 Class X2, 1.1189% 1/12/39 (a)(d)(f)	28,786,154	1,002,817
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C7 Class A2, 5.533% 12/15/25	3,435,745	3,445,534
Series 2003-C3 Class A2, 3.086% 5/15/27	9,205,000	8,948,442
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(f)	64,008,718	2,024,929
Series 2004-C4 Class A2, 4.567% 6/15/29 (d)	2,825,000	2,797,739
Morgan Stanley Capital I Trust Series 2006-HQ10 Class X2, 0.5034% 11/1/41 (a)(d)(f)	68,220,000	1,720,536
Morgan Stanley Capital I, Inc. sequential payer Series 1998-HF2 Class A2, 6.48% 11/15/30	4,736,098	4,807,808
Mortgage Capital Funding, Inc. sequential payer Series 1998-MC2 Class A2, 6.423% 6/18/30	24,947,147	25,204,754
Newcastle CDO VIII floater Series 2006-8A Class 4, 5.9324% 11/1/52 (a)(d)	7,900,000	7,899,913
Prudential Securities Secured Financing Corp. sequential payer Series 1998-C1 Class A1B, 6.506% 7/15/08	9,234,126	9,322,752
Thirteen Affiliates of General Growth Properties, Inc. sequential payer Series 1 Class A2, 6.602% 11/15/07 (a)	69,000,000	69,789,933
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	9,647,505	9,792,067
Class E3, 7.253% 3/15/13 (a)	11,693,356	11,927,340
Wachovia Bank Commercial Mortgage Trust:
Series 2003-C8 Class XP, 0.6332% 11/15/35 (a)(d)(f)	66,992,560	919,580
Series 2003-C9 Class XP, 0.5556% 12/15/35 (a)(d)(f)	48,094,568	777,367
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $481,434,800)		475,057,278
Fixed-Income Funds - 3.3%
	Shares	Value
Fidelity Ultra-Short Central Fund (e) (Cost $71,000,016)	713,568	$ 71,000,016
Cash Equivalents - 2.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (Cost $53,690,000)	$ 53,697,937	53,690,000
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $2,207,209,128)		2,197,270,677
NET OTHER ASSETS - (2.1)%		(45,541,387)
NET ASSETS - 100%		$ 2,151,729,290
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
333 Eurodollar 90 Day Index Contracts	Dec. 2006	$ 328,541,962	$ (12,920)
333 Eurodollar 90 Day Index Contracts	March 2007	328,679,325	15,818
333 Eurodollar 90 Day Index Contracts	June 2007	328,858,313	61,205
333 Eurodollar 90 Day Index Contracts	Sept. 2007	329,016,488	90,831
263 Eurodollar 90 Day Index Contracts	Dec. 2007	259,939,338	75,636
263 Eurodollar 90 Day Index Contracts	March 2008	259,988,650	91,248
263 Eurodollar 90 Day Index Contracts	June 2008	260,001,800	99,473
263 Eurodollar 90 Day Index Contracts	Sept. 2008	260,001,800	104,548
TOTAL EURODOLLAR CONTRACTS			$ 525,839
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 1,300,000	$ 424
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400,000	(3,904)
Receive monthly notional amount multiplied by 2.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 7.14% 8/25/36	Dec. 2034	1,200,000	(411)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JPMorgan Mortgage Acquisition Trust, par value of the notional amount of JPMorgan Mortgage Acquisition Trust 7.1244% 8/25/36	Sept. 2036	1,300,000	1,438
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	2,400,000	(51,846)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,300,000	14,029
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B M9, 7.23% 8/25/36	Sept. 2036	1,300,000	(6,080)
TOTAL CREDIT DEFAULT SWAPS		11,200,000	(46,350)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	$ 25,000,000	$ 7,835
		$ 36,200,000	$ (38,515)
Legend

(a) Security exempt from registration
under Rule 144A of the Securities Act
of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $428,910,322 or 19.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,401,655.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$53,690,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 1,949,095
BNP Paribas Securities Corp.	552,244
Banc of America Securities LLC	16,968,927
Bank of America, NA	3,248,492
Barclays Capital, Inc.	15,129,216
Citigroup Global Markets, Inc.	3,898,191
Countrywide Securities Corp.	4,472,303
Societe Generale, New York Branch	1,299,397
UBS Securities LLC	5,197,587
WestLB AG	974,548
$ 53,690,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 612,492
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 71,000,016	$ -	$ 71,000,016	0.6%
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,206,548,800. Net unrealized depreciation aggregated $9,278,123, of which $5,824,335 related to appreciated investment securities and $15,102,458 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® 2-5 Year Duration
Securitized Bond Central Fund

November 30, 2006

1.841404.100

25CEN-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 5.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.9%
Fannie Mae 5.25% 9/15/16	$ 47,500,000	$ 49,236,719
U.S. Treasury Obligations - 3.8%
U.S. Treasury Notes:
4.75% 3/31/11	30,000,000	30,345,690
5.125% 6/30/11	65,000,000	66,797,640
TOTAL U.S. TREASURY OBLIGATIONS		97,143,330
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $145,139,182)		146,380,049
Asset-Backed Securities - 20.0%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	4,883,682	4,748,480
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,903,237
Series 2006-1:
Class C1, 5.28% 11/6/11	11,535,000	11,593,345
Class D, 5.49% 4/6/12	7,670,000	7,722,981
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE7 Class A4, 5.46% 11/25/36 (c)	6,425,000	6,422,995
Bank One Issuance Trust Series 2004-B2 Class B2, 4.37% 4/15/12	65,300,000	64,371,956
Capital One Multi-Asset Execution Trust:
Series 2003-B5 Class B5, 4.79% 8/15/13	9,540,000	9,451,297
Series 2004-6 Class B, 4.15% 7/16/12	58,650,000	57,467,469
CIT Equipment Collateral Trust Series 2006-VT2:
Class A4, 5.05% 4/20/14	4,535,000	4,549,744
Class B, 5.24% 4/20/14	830,000	831,608
Class C, 5.29% 4/20/14	910,000	911,773
Class D, 5.46% 4/20/14	2,445,000	2,449,548
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	42,505,000	42,969,575
CPS Auto Receivables Trust Series 2006-A Class A4, 5.29% 11/15/12 (a)	13,839,990	13,878,915
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	24,375,000	24,100,562
Class C, 5.074% 6/15/35 (a)	22,127,000	21,962,154
Asset-Backed Securities - continued
	Principal Amount	Value
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (a)	$ 14,265,000	$ 14,484,330
Ford Credit Auto Owner Trust Series 2006-C:
Class B, 5.3% 6/15/12	1,395,000	1,390,020
Class C, 5.47% 9/15/12	2,265,000	2,256,506
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	20,960,940	20,896,257
GE Business Loan Trust Series 2006-2A:
Class A, 5.5% 11/15/34 (a)(c)	8,195,000	8,195,000
Class B, 5.6% 11/15/34 (a)(c)	2,963,118	2,963,118
Class C, 5.7% 11/15/34 (a)(c)	4,915,000	4,915,000
Class D, 6.07% 11/15/34 (a)(c)	1,870,000	1,870,000
Holmes Master Issuer PLC Series 2006-1A:
Class 1B, 4.3375% 7/15/40 (a)(c)	3,070,000	3,070,000
Class 1C, 5.8375% 7/15/40 (a)(c)	1,735,000	1,735,000
Class 2A, 5.4038% 7/15/21 (a)(c)	3,070,000	3,070,000
Class 2B, 5.4638% 7/15/40 (a)(c)	2,210,000	2,210,000
Class 2C, 5.7338% 7/15/40 (a)(c)	900,000	900,000
Class 2M, 5.5338% 7/15/40 (a)(c)	1,840,000	1,840,000
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	53,440,000	53,791,983
Keycorp Student Loan Trust Series 2006-A Class 2C, 6.52% 3/27/42 (b)(c)	5,700,000	5,700,000
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 5.48% 11/25/36 (c)	4,475,000	4,475,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class A, 5.362% 10/20/28 (a)	2,220,000	2,235,402
Class B, 5.442% 10/20/28 (a)	375,000	377,610
Class C, 5.691% 10/20/28 (a)	170,000	171,191
Class D, 6.01% 10/20/28 (a)	2,000,000	2,014,170
Merrill Lynch Mortgage Investors, Inc. Series 2006-OPT1 Class A1A, 5.58% 6/25/35 (c)	4,814,762	4,831,606
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3, 5.47% 11/25/36 (c)	5,505,000	5,505,000
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (d)	24,925,000	10,060,727
Series 2006-4 Class D, 6.47% 5/25/32 (b)(c)	4,300,000	4,300,000
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	28,515,000	28,667,601
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 5.55% 12/26/36 (c)	2,970,000	2,970,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	2,892,186	2,792,767
SBA CMBS Trust:
Series 2005-1A Class C, 5.731% 11/15/35 (a)	500,000	508,051
Asset-Backed Securities - continued
	Principal Amount	Value
SBA CMBS Trust: - continued
Series 2006-1 Class B, 5.45% 11/1/36 (a)	$ 640,000	$ 646,869
Specialty Underwriting & Residential Finance Trust Series 2006-BC5 Class M1, 5.56% 11/25/37 (c)	5,680,000	5,680,000
Structured Asset Securities Corp. Series 2004-1 Class 1A, 5.62% 4/25/34 (c)	14,798,457	14,798,832
Triad Automobile Receivables Owner Trust Series 2006-C Class A4, 5.07% 5/13/13	4,600,000	4,649,130
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 5.47% 10/17/11 (c)	5,065,000	5,065,000
Class C, 5.67% 10/17/11 (c)	4,755,000	4,755,000
TOTAL ASSET-BACKED SECURITIES (Cost $510,841,767)		510,126,809
Collateralized Mortgage Obligations - 6.5%

Private Sponsor - 6.5%
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6091% 6/25/35 (c)	22,460,000	22,257,224
Granite Master Issuer PLC Series 2006-4:
Class B1, 5.46% 12/20/54 (c)	4,415,000	4,415,000
Class C1, 5.75% 12/20/54	2,700,000	2,700,000
Class M1, 5.54% 12/20/54 (c)	1,165,000	1,165,000
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9549% 11/25/35 (c)	6,360,000	6,402,637
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	4,461,501	4,462,897
Master Asset Backed Securities Trust floater Series 2006-WMC4 Class M1, 5.59% 10/25/36 (c)	3,640,000	3,640,000
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.82% 6/15/22 (a)(c)	7,600,000	7,600,000
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (c)	42,815,000	43,439,405
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	1,370,000	1,399,527
Structured Asset Securities Corp. floater Series 2006-BC5 Class M1, 5.56% 12/25/36 (c)	10,000,000	10,000,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1894% 10/20/35 (c)	$ 5,095,000	$ 5,124,782
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (c)	52,545,000	52,450,419
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $163,697,274)		165,056,891
Commercial Mortgage Securities - 65.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.7798% 2/14/43 (c)	7,355,000	8,040,515
Class A3, 6.8298% 2/14/43 (c)	7,940,000	8,374,219
Class PS1, 1.4808% 2/14/43 (c)(d)	103,962,432	3,571,744
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-2 Class AAB, 5.7226% 5/10/45 (c)	11,675,000	12,138,816
Series 2006-5:
Class A1, 5.185% 7/10/11	10,605,081	10,692,203
Class A2, 5.317% 10/10/11	103,595,000	105,034,229
Class A3, 5.39% 2/10/14	13,945,000	14,197,349
Class XP, 0.832% 9/10/47 (d)	176,295,000	5,726,273
Series 2006-6:
Class A3, 5.369% 12/10/16	20,000,000	20,281,420
Class XP, 0.4402% 10/10/45 (c)(d)	64,505,000	1,523,840
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	3,200,000	3,395,216
Series 2004-2:
Class A2, 3.52% 11/10/38	4,110,000	3,982,860
Class A3, 4.05% 11/10/38	13,527,000	13,071,707
Class A4, 4.153% 11/10/38	12,682,000	12,215,749
Series 2004-4 Class A3, 4.128% 7/10/42	7,860,000	7,687,098
Series 2005-1 Class A3, 4.877% 11/10/42	39,390,000	39,273,331
Series 2005-3 Series A3B, 5.09% 7/10/43 (c)	31,065,000	31,094,630
Series 2005-6 Class A3, 5.1815% 9/10/47 (c)	18,000,000	18,191,018
Bayview Commercial Asset Trust:
floater Series 2006-2A Class A1, 5.55% 7/25/36 (a)(c)	11,304,912	11,304,912
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(d)	63,113,471	3,323,322
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-T24 Class A1, 4.905% 10/12/41 (c)	$ 13,366,676	$ 13,333,259
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	10,610,000	10,532,439
Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	9,265,000	9,221,693
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (a)(c)(d)	111,503,722	2,158,868
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	15,915,000	15,891,007
Class C, 4.937% 5/14/16 (a)	10,610,000	10,606,001
Class D, 4.986% 5/14/16 (a)	6,265,000	6,269,723
Class E, 5.064% 5/14/16 (a)	19,465,000	19,510,303
Class F, 5.182% 5/14/16 (a)	4,675,000	4,698,609
Series 2006-PW13 Class A3, 5.518% 9/11/41	35,295,000	36,162,502
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8363% 5/15/35 (a)(c)(d)	198,413,882	10,442,265
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	4,010,000	4,300,146
Class F, 7.734% 1/15/32	2,170,000	2,324,584
Series 2001-245 Class A2, 6.275% 2/12/16 (a)(c)	10,165,000	10,690,381
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,266,795
Citigroup Commercial Mortgage Trust Series 2006-C5:
Class AM, 5.462% 10/15/49	17,000,000	17,370,547
Class AMP2, 5.5005% 10/15/49 (a)	8,340,000	8,388,216
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (c)	11,450,000	12,041,544
Commercial Mortgage pass thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (a)	16,905,000	17,157,914
Commercial Mortgage Pass-Through Certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (c)	940,000	941,676
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	56,915,000	57,944,535
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	28,694,234	29,934,666
Series 2000-C1 Class A2, 7.545% 4/15/62	23,400,000	24,941,885
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer: - continued
Series 2004-C1:
Class A3, 4.321% 1/15/37	$ 4,960,000	$ 4,832,319
Class A4, 4.75% 1/15/37	4,655,000	4,550,026
Series 1998-C1 Class D, 7.17% 5/17/40	12,300,000	13,168,886
Series 1999-C1 Class E, 7.8989% 9/15/41 (c)	10,335,000	11,164,133
Series 2001-CK6 Class AX, 0.645% 9/15/18 (d)	31,583,216	882,704
Series 2001-CKN5 Class AX, 0.8334% 9/15/34 (a)(c)(d)	105,761,812	5,806,715
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(c)	3,635,000	3,634,975
Class SHDC, 6.32% 7/15/19 (a)(c)	1,735,000	1,735,000
Series 2006-TFL2:
Class A2, 5.49% 10/15/21 (a)	20,000,000	20,000,000
Class SHDD, 6.67% 7/15/19 (a)(c)	975,000	974,993
CS First Boston Mortgage Securities Corp.:
Series 2005-C1 Class A3, 5.557% 2/15/39 (c)	52,800,000	54,247,084
Series 2006-OMA:
Class H, 5.805% 5/15/23 (a)(c)	2,825,000	2,889,277
Class J, 5.805% 5/15/23 (a)(c)	4,770,000	4,834,187
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	43,705,000	47,027,865
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (a)	6,580,000	7,012,519
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.4546% 5/15/33 (a)(c)(d)	109,731,251	3,562,469
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	32,548,362	31,541,234
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36 (a)	12,000,000	12,170,915
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	6,385,000	6,346,888
Series 2005-GG3 Class XP, 0.7925% 8/10/42 (a)(c)(d)	377,135,151	10,258,001
Series 2006-GG7 Class A3, 6.1101% 7/10/38	26,360,000	27,701,953
GS Mortgage Securities Corp. II:
sequential payer Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	15,710,000	16,712,337
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	4,945,000	5,266,393
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
Series 2005-GG4 Class XP, 0.7345% 7/10/39 (a)(c)(d)	$ 290,805,000	$ 8,351,076
Series 2006-GG6 Class A2, 5.506% 4/10/38 (c)	83,640,000	85,138,126
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	1,031,817	1,072,347
Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	18,755,000	20,055,695
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class B, 7.3% 8/3/15 (a)	10,585,000	11,146,553
Class D, 7.97% 8/3/15 (a)	2,420,000	2,581,351
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB17 Class A3, 5.45% 12/12/43	2,850,000	2,888,732
JP Morgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(c)	2,340,000	2,340,000
Class B, 5.49% 11/15/18 (a)(c)	1,890,000	1,890,000
Class C, 5.53% 11/15/18 (a)(c)	1,345,000	1,345,000
Class D, 5.55% 11/15/18 (a)(c)	475,000	475,000
Class E, 5.6% 11/15/18 (a)(c)	710,000	710,000
Class F, 5.65% 11/15/18 (a)(c)	1,065,000	1,065,000
Class G, 5.68% 11/15/18 (a)(c)	925,000	925,000
Class H, 5.82% 11/15/18 (a)(c)	710,000	710,000
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425,000	11,272,508
Series 2006-CB14 Class A3B, 5.4865% 12/12/44 (c)	29,740,000	30,499,803
Series 2006-CB15 Class A3, 5.819% 6/12/43 (c)	15,056,000	15,650,293
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	20,305,000	21,905,871
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920,000	2,038,650
Series 2001-C3 Class A1, 6.058% 6/15/20	2,726,724	2,783,890
Series 2005-C3 Class A2, 4.553% 7/15/30	16,590,000	16,392,251
Series 2006-C1 Class A2, 5.084% 2/15/31	4,797,000	4,816,054
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	751,007
Series 2001-C3 Class B, 6.512% 6/15/36	19,330,000	20,519,172
Series 2004-C4 Class A2, 4.567% 6/15/29 (c)	3,335,000	3,302,817
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	15,140,000	14,432,266
Class C, 4.13% 11/20/37 (a)	43,140,000	39,378,969
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	$ 7,430,000	$ 7,423,934
Series 2005-MCP1 Class A2, 4.556% 6/12/43	20,145,000	19,866,560
Series 2005-CKI1 Class A3, 5.2443% 11/12/37 (c)	16,420,000	16,638,613
Series 2005-LC1 Class F, 5.3773% 1/12/44 (a)(c)	8,700,000	8,632,457
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	10,640,000	10,886,476
Morgan Stanley Capital I Trust Series 2006-T23:
Class A1, 5.682% 8/12/41	15,297,979	15,613,400
Class A3, 5.807% 8/12/41 (c)	5,105,000	5,333,767
Morgan Stanley Capital I, Inc.:
sequential payer:
Series 2003-IQ5 Class X2, 0.9519% 4/15/38 (a)(c)(d)	48,162,678	1,431,896
Series 2004-HQ3 Class A2, 4.05% 1/13/41	5,025,000	4,899,401
Series 2003-IQ6 Class X2, 0.5974% 12/15/41 (a)(c)(d)	93,947,679	2,069,320
Series 2005-IQ9 Class X2, 1.0551% 7/15/56 (a)(c)(d)	165,762,351	6,644,368
Series 2006-HQ8 Class A3, 5.4412% 3/12/16 (c)	15,510,000	15,819,195
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	1,285,429	1,319,164
Newcastle CDO VIII floater Series 2006-8A Class 4, 5.9324% 11/1/52 (a)(c)	9,300,000	9,299,898
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	19,357,000	20,288,248
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (a)	955,000	965,239
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (a)	8,500,000	9,136,980
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class E, 5.6% 9/15/21 (a)(c)	1,985,000	1,986,318
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	8,090,000	7,986,764
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	31,784,739	31,141,400
Series 2003-C8 Class A3, 4.445% 11/15/35	43,550,000	42,742,971
Series 2005-C16 Class A2, 4.38% 10/15/41	9,160,000	9,008,364
Series 2006-C24 Class A2, 5.506% 3/15/45	74,580,000	75,865,558
Series 2006-C27 Class A2, 5.624% 7/15/45	33,000,000	33,794,864
Series 2003-C6 Class G, 5.125% 8/15/35 (a)	4,750,000	4,700,529
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (a)(c)	$ 7,690,000	$ 7,537,318
Class 180B, 5.3979% 10/15/41 (a)(c)	3,500,000	3,480,648
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,652,221,852)		1,658,521,963
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (Cost $75,606,000)	$ 75,617,177	75,606,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,547,506,075)		2,555,691,712
NET OTHER ASSETS - (0.3)%		(8,370,901)
NET ASSETS - 100%		$ 2,547,320,811
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 17.5 basis points with Lehman Brothers, Inc.	June 2007	$ 40,000,000	$ 631,086
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $590,529,147 or 23.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$75,606,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 2,744,707
BNP Paribas Securities Corp.	777,667
Banc of America Securities LLC	23,895,562
Bank of America, NA	4,574,511
Barclays Capital, Inc.	21,304,889
Citigroup Global Markets, Inc.	5,489,413
Countrywide Securities Corp.	6,297,876
Societe Generale, New York Branch	1,829,804
UBS Securities LLC	7,319,218
WestLB AG	1,372,353
$ 75,606,000
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,547,262,529. Net unrealized appreciation aggregated $8,429,183, of which $26,032,212 related to appreciated investment securities and $17,603,029 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-5 Year Central Fund

November 30, 2006

1.841405.100

CB5CEN-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp. 5.875% 3/15/11	$ 10,050,000	$ 10,168,067
Household Durables - 0.5%
Fortune Brands, Inc. 5.125% 1/15/11	6,000,000	5,926,512
Media - 5.8%
Comcast Corp.:
5.5% 3/15/11	5,890,000	5,967,518
5.85% 1/15/10	6,275,000	6,408,243
Cox Communications, Inc.:
4.625% 1/15/10	9,500,000	9,349,121
7.125% 10/1/12	10,000,000	10,796,660
TCI Communications, Inc. 9.8% 2/1/12	19,400,000	23,141,232
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750,000	873,704
10.15% 5/1/12	500,000	599,644
Time Warner, Inc. 5.5% 11/15/11	10,000,000	10,076,570
Viacom, Inc. 5.75% 4/30/11	9,000,000	9,075,546
		76,288,238
Multiline Retail - 0.3%
Federated Department Stores, Inc.:
6.3% 4/1/09	3,132,000	3,204,816
6.625% 4/1/11	1,195,000	1,246,906
		4,451,722
Specialty Retail - 0.1%
Home Depot, Inc. 3.75% 9/15/09	1,380,000	1,336,628
TOTAL CONSUMER DISCRETIONARY		98,171,167
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.5%
CVS Corp. 5.75% 8/15/11	6,600,000	6,754,427
Food Products - 1.0%
H.J. Heinz Co. 6.428% 12/1/08 (a)(b)	12,360,000	12,610,537
TOTAL CONSUMER STAPLES		19,364,964
ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.:
3.25% 5/1/08	2,400,000	2,328,934
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.: - continued
6.875% 9/15/11	$ 6,000,000	$ 6,390,000
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	12,390,000	12,218,882
Enterprise Products Operating LP 4.625% 10/15/09	5,000,000	4,915,070
Gazstream SA 5.625% 7/22/13 (a)	3,125,019	3,105,488
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	13,518,000	13,279,218
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	7,700,000	7,814,468
PanCanadian Petroleum Ltd. 6.3% 11/1/11	12,000,000	12,521,676
Plains All American Pipeline LP 7.75% 10/15/12	5,155,000	5,711,591
Premcor Refining Group, Inc. 9.5% 2/1/13	1,475,000	1,596,688
		69,882,015
FINANCIALS - 39.1%
Capital Markets - 8.5%
Bank of New York Co., Inc. 3.4% 3/15/13 (b)	7,500,000	7,343,708
Goldman Sachs Group, Inc. 5.6638% 6/28/10 (b)	11,021,000	11,076,403
Janus Capital Group, Inc. 5.875% 9/15/11	4,215,000	4,285,917
Lehman Brothers Holdings, Inc.:
3.5% 8/7/08	4,275,000	4,164,111
3.95% 11/10/09	3,538,000	3,435,232
4.5% 7/26/10	20,453,000	20,103,929
Merrill Lynch & Co., Inc. 4.25% 2/8/10	21,840,000	21,329,119
Morgan Stanley 6.6% 4/1/12	17,435,000	18,590,365
Nuveen Investments, Inc. 5% 9/15/10	11,055,000	10,897,378
Sanwa Bank Ltd. 7.4% 6/15/11	8,777,000	9,585,546
		110,811,708
Commercial Banks - 9.3%
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	4,240,000	4,152,800
5.125% 2/14/11	23,860,000	23,906,288
First Union National Bank, North Carolina 5.8% 12/1/08	5,500,000	5,579,217
Key Bank NA 7% 2/1/11	6,400,000	6,861,299
Korea Development Bank:
3.875% 3/2/09	18,270,000	17,711,322
4.75% 7/20/09	8,155,000	8,081,099
PNC Funding Corp.:
4.2% 3/10/08	2,280,000	2,241,085
4.5% 3/10/10	2,695,000	2,653,928
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Santander Issuances SA Unipersonal 5.805% 6/20/16 (a)(b)	$ 9,620,000	$ 9,801,520
Wells Fargo & Co. 4.2% 1/15/10	36,000,000	35,135,417
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100,000	5,515,395
		121,639,370
Consumer Finance - 6.0%
General Electric Capital Corp. 5.5% 4/28/11	26,350,000	26,906,749
Household Finance Corp. 4.125% 11/16/09	20,856,000	20,309,156
HSBC Finance Corp. 5.7% 6/1/11	14,410,000	14,784,703
MBNA America Bank NA 4.625% 8/3/09	5,000,000	4,958,040
Nelnet, Inc. 7.4% 9/29/36 (b)	9,000,000	9,198,738
ORIX Corp. 5.48% 11/22/11	2,265,000	2,287,356
		78,444,742
Diversified Financial Services - 6.3%
Citigroup, Inc. 5.125% 2/14/11	29,960,000	30,131,611
International Lease Finance Corp. 5.4% 2/15/12	6,000,000	6,070,746
JPMorgan Chase & Co.:
4.891% 9/1/15 (b)	5,380,000	5,314,595
5.6% 6/1/11	21,015,000	21,486,619
ZFS Finance USA Trust I 6.15% 12/15/65 (a)(b)	17,990,000	18,308,963
		81,312,534
Real Estate Investment Trusts - 3.4%
Archstone-Smith Operating Trust 5.25% 12/1/10	3,000,000	3,008,490
Brandywine Operating Partnership LP:
4.5% 11/1/09	10,000,000	9,786,570
5.625% 12/15/10	4,753,000	4,812,864
Camden Property Trust 4.375% 1/15/10	985,000	964,506
Colonial Properties Trust 4.75% 2/1/10	6,186,000	6,052,970
Duke Realty LP:
5.625% 8/15/11	1,000,000	1,014,762
6.75% 5/30/08	2,195,000	2,244,822
6.8% 2/12/09	4,685,000	4,824,191
Federal Realty Investment Trust 5.4% 12/1/13	640,000	642,200
iStar Financial, Inc. 5.8% 3/15/11	10,095,000	10,217,816
Mack-Cali Realty LP 5.05% 4/15/10	660,000	653,735
Reckson Operating Partnership LP 5.15% 1/15/11	365,000	359,000
		44,581,926
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 1.6%
EOP Operating LP 4.65% 10/1/10	$ 13,000,000	$ 12,884,391
Realogy Corp. 6.15% 10/15/11 (a)	7,885,000	8,076,897
		20,961,288
Thrifts & Mortgage Finance - 4.0%
Countrywide Financial Corp. 4.5% 6/15/10	2,985,000	2,923,802
Countrywide Home Loans, Inc. 4.125% 9/15/09	3,005,000	2,929,923
Independence Community Bank Corp.:
3.75% 4/1/14 (b)	7,640,000	7,388,675
4.9% 9/23/10	11,200,000	11,027,509
Residential Capital Corp. 6.375% 6/30/10	19,180,000	19,637,290
Washington Mutual, Inc. 4.2% 1/15/10	7,750,000	7,549,167
		51,456,366
TOTAL FINANCIALS		509,207,934
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (a)	1,275,000	1,333,380
Raytheon Co. 8.3% 3/1/10	8,990,000	9,819,570
		11,152,950
Airlines - 2.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,107,854	1,113,394
6.978% 10/1/12	2,554,944	2,612,430
7.024% 4/15/11	4,465,000	4,643,600
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	7,178,000	7,276,585
6.648% 3/15/19	7,215,375	7,395,759
6.795% 2/2/20	2,368,516	2,368,516
7.056% 3/15/11	705,000	728,991
United Airlines pass thru trust certificates 6.201% 3/1/10	2,837,837	2,852,026
		28,991,301
Commercial Services & Supplies - 1.9%
International Lease Financial Corp. 4.75% 7/1/09	25,245,000	25,067,578
Industrial Conglomerates - 0.5%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (a)	6,000,000	6,065,694
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 1.0%
CSX Corp. 6.75% 3/15/11	$ 9,000,000	$ 9,538,569
Union Pacific Corp. 3.625% 6/1/10	3,345,000	3,180,908
		12,719,477
TOTAL INDUSTRIALS		83,997,000
INFORMATION TECHNOLOGY - 1.7%
IT Services - 0.7%
Western Union Co. 5.4% 11/17/11 (a)	8,990,000	9,020,656
Office Electronics - 0.8%
Xerox Corp. 9.75% 1/15/09	10,000,000	10,870,700
Software - 0.2%
Oracle Corp./Ozark Holding, Inc. 5% 1/15/11	2,500,000	2,496,193
TOTAL INFORMATION TECHNOLOGY		22,387,549
MATERIALS - 1.5%
Metals & Mining - 0.6%
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	7,690,000	7,911,088
Paper & Forest Products - 0.9%
International Paper Co. 4.25% 1/15/09	11,580,000	11,356,043
TOTAL MATERIALS		19,267,131
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 4.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	6,440,000	6,546,337
British Telecommunications PLC 8.375% 12/15/10	1,779,000	2,005,219
Sprint Capital Corp. 7.625% 1/30/11	11,500,000	12,438,918
Telecom Italia Capital SA:
4% 1/15/10	14,810,000	14,199,487
4.875% 10/1/10	18,035,000	17,691,704
		52,881,665
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.4%
Nextel Communications, Inc. 5.95% 3/15/14	$ 3,000,000	$ 2,925,000
Vodafone Group PLC 5.5% 6/15/11	15,385,000	15,568,189
		18,493,189
TOTAL TELECOMMUNICATION SERVICES		71,374,854
UTILITIES - 11.1%
Electric Utilities - 4.7%
Entergy Corp. 7.75% 12/15/09 (a)	12,500,000	13,287,500
FirstEnergy Corp. 6.45% 11/15/11	5,815,000	6,127,859
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150,000	10,573,742
Pacific Gas & Electric Co. 4.2% 3/1/11	2,855,000	2,757,859
Pepco Holdings, Inc. 4% 5/15/10	9,275,000	8,899,381
Progress Energy, Inc. 7.1% 3/1/11	12,875,000	13,869,002
Public Service Co. of Colorado 7.875% 10/1/12	5,630,000	6,386,362
		61,901,705
Gas Utilities - 1.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	2,735,000	2,907,633
NiSource Finance Corp. 7.875% 11/15/10	3,485,000	3,791,534
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915,000	8,477,408
		15,176,575
Independent Power Producers & Energy Traders - 1.7%
Constellation Energy Group, Inc. 7% 4/1/12	9,530,000	10,308,039
PSEG Power LLC 7.75% 4/15/11	11,000,000	11,991,023
		22,299,062
Multi-Utilities - 3.5%
Dominion Resources, Inc.:
4.75% 12/15/10	13,875,000	13,674,701
6.3% 9/30/66 (b)	12,750,000	12,964,710
DTE Energy Co. 7.05% 6/1/11	6,255,000	6,699,787
Duke Energy Corp. 5.625% 11/30/12	12,290,000	12,650,429
		45,989,627
TOTAL UTILITIES		145,366,969
TOTAL NONCONVERTIBLE BONDS (Cost $1,028,912,706)		1,039,019,583
U.S. Government and Government Agency Obligations - 3.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.5%
Freddie Mac 3.875% 6/15/08	$ 20,160,000	$ 19,889,100
U.S. Treasury Obligations - 2.1%
U.S. Treasury Notes 4.625% 11/15/09	26,450,000	26,532,656
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $46,193,207)		46,421,756
Foreign Government and Government Agency Obligations - 0.3%

Israeli State 4.625% 6/15/13 (Cost $3,354,853)	3,500,000	3,381,700
Fixed-Income Funds - 15.7%
	Shares
Fidelity Ultra-Short Central Fund (c) (Cost $204,999,954)	2,060,094	204,979,353
Cash Equivalents - 2.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (Cost $31,336,000)	$ 31,340,633	31,336,000
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,314,796,720)		1,325,138,392
NET OTHER ASSETS - (1.7)%		(21,723,587)
NET ASSETS - 100%		$ 1,303,414,805
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.903% with Lehman Brothers	Nov. 2011	$ 10,000,000	$ (23,391)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.924% with Bank of America	Dec. 2011	13,000,000	11,207
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.069% with Goldman Sachs	Nov. 2011	35,000,000	(326,312)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.159% with Bank of America	Nov. 2011	15,000,000	198,758
Receive semi-annually a fixed rate equal 5.139% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2009	40,000,000	278,516
Receive semi-annually a fixed rate equal to 4.9525% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Dec. 2008	16,000,000	0
Receive semi-annually a fixed rate equal to 5.066% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2009	5,000,000	25,549
		$ 134,000,000	$ 164,327
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,982,317 or 7.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,336,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 1,137,583
BNP Paribas Securities Corp.	322,315
Banc of America Securities LLC	9,903,861
Bank of America, NA	1,895,972
Barclays Capital, Inc.	8,830,119
Citigroup Global Markets, Inc.	2,275,167
Countrywide Securities Corp.	2,610,246
Societe Generale, New York Branch	758,389
UBS Securities LLC	3,033,556
WestLB AG	568,792
$ 31,336,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 809,267

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 219,999,992	$ 14,998,531	$ 204,979,353	1.8%
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,313,938,208. Net unrealized appreciation aggregated $11,200,184, of which $16,048,737 related to appreciated investment securities and $4,848,553 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-10 Year Central Fund

November 30, 2006

1.841406.100

CB10CEN-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 19,885,000	$ 19,997,887
5.875% 3/15/11	17,000,000	17,199,716
		37,197,603
Household Durables - 1.0%
Fortune Brands, Inc. 5.125% 1/15/11	34,690,000	34,265,117
Whirlpool Corp. 6.125% 6/15/11	32,155,000	33,066,787
		67,331,904
Media - 3.9%
AOL Time Warner, Inc.:
6.75% 4/15/11	10,400,000	10,974,912
6.875% 5/1/12	19,975,000	21,328,466
BSkyB Finance UK PLC 5.625% 10/15/15 (b)	18,325,000	18,254,137
Comcast Corp.:
4.95% 6/15/16	19,145,000	18,167,648
5.5% 3/15/11	3,125,000	3,166,128
5.85% 1/15/10	500,000	510,617
5.9% 3/15/16	19,000,000	19,351,158
Cox Communications, Inc.:
4.625% 1/15/10	17,520,000	17,241,747
4.625% 6/1/13	55,475,000	52,826,235
Gannett Co., Inc. 5.57% 5/26/09 (d)	20,025,000	19,988,755
Hearst-Argyle Television, Inc. 7% 11/15/07	7,500,000	7,553,835
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,073,958
News America, Inc. 4.75% 3/15/10	2,000,000	1,976,888
Time Warner, Inc.:
5.875% 11/15/16	31,260,000	31,527,992
9.125% 1/15/13	25,851,000	30,421,819
Viacom, Inc. 5.75% 4/30/11	10,250,000	10,336,039
		265,700,334
Multiline Retail - 0.9%
Federated Department Stores, Inc. 6.625% 4/1/11	6,806,000	7,101,625
Federated Retail Holdings, Inc. 5.9% 12/1/16	17,170,000	17,428,512
The May Department Stores Co.:
4.8% 7/15/09	30,192,000	29,884,313
5.75% 7/15/14	10,000,000	9,967,390
		64,381,840
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Home Depot, Inc. 3.75% 9/15/09	$ 7,275,000	$ 7,046,354
TOTAL CONSUMER DISCRETIONARY		441,658,035
CONSUMER STAPLES - 2.7%
Beverages - 0.6%
FBG Finance Ltd. 5.125% 6/15/15 (b)	40,810,000	39,348,349
Miller Brewing Co. 5.5% 8/15/13 (b)	3,275,000	3,277,584
		42,625,933
Food & Staples Retailing - 1.0%
CVS Corp.:
5.75% 8/15/11	37,550,000	38,428,595
6.036% 12/10/28 (b)(c)	32,690,000	33,254,556
		71,683,151
Food Products - 0.5%
H.J. Heinz Co. 6.428% 12/1/08 (b)(d)	30,405,000	31,021,309
Personal Products - 0.1%
Avon Products, Inc. 5.125% 1/15/11	4,630,000	4,615,341
Tobacco - 0.5%
Altria Group, Inc. 7% 11/4/13	22,895,000	25,251,376
Philip Morris Companies, Inc. 7.65% 7/1/08	11,735,000	12,136,173
		37,387,549
TOTAL CONSUMER STAPLES		187,333,283
ENERGY - 10.9%
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	8,520,000	8,148,332
Kinder Morgan, Inc. 6.5% 9/1/12	33,245,000	33,672,697
Noble Drilling Corp. 5.875% 6/1/13	17,755,000	18,258,283
Petronas Capital Ltd. 7% 5/22/12 (b)	42,845,000	46,681,298
Weatherford International Ltd. 4.95% 10/15/13	14,255,000	13,852,553
		120,613,163
Oil, Gas & Consumable Fuels - 9.1%
Amerada Hess Corp. 6.65% 8/15/11	16,526,000	17,391,814
Anadarko Petroleum Corp.:
5.95% 9/15/16	34,980,000	35,889,060
6.875% 9/15/11	15,400,000	16,401,000
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	33,730,000	33,264,155
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC:
4.37% 3/1/09	$ 13,045,000	$ 12,795,110
6.25% 2/15/13	33,795,000	35,263,021
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	13,864,000	14,767,420
EnCana Holdings Finance Corp. 5.8% 5/1/14	47,605,000	48,606,371
Enterprise Products Operating LP:
4.625% 10/15/09	15,930,000	15,659,413
4.95% 6/1/10	17,390,000	17,165,756
Gazstream SA 5.625% 7/22/13 (b)	16,728,043	16,623,493
Kinder Morgan Energy Partners LP 5.35% 8/15/07	8,570,000	8,560,590
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	48,460,000	47,604,003
Nexen, Inc.:
5.05% 11/20/13	27,665,000	27,074,325
5.2% 3/10/15	7,435,000	7,263,720
Pemex Project Funding Master Trust:
5.75% 12/15/15 (b)	18,620,000	18,526,900
5.75% 12/15/15	36,350,000	36,168,250
6.125% 8/15/08	42,500,000	42,967,500
7.375% 12/15/14	36,670,000	40,520,350
7.875% 2/1/09 (d)	17,420,000	18,273,580
Plains All American Pipeline LP:
6.125% 1/15/17 (b)	41,080,000	42,045,914
7.75% 10/15/12	6,377,000	7,065,531
Premcor Refining Group, Inc. 9.5% 2/1/13	10,155,000	10,992,788
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	24,445,000	27,386,296
Ras Laffan LNG III 5.832% 9/30/16 (b)	26,775,000	27,302,200
		625,578,560
TOTAL ENERGY		746,191,723
FINANCIALS - 43.2%
Capital Markets - 4.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	27,850,000	27,269,634
4.25% 9/4/12 (d)	11,185,000	11,124,210
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,108,520
Goldman Sachs Group, Inc.:
4.5% 6/15/10	2,940,000	2,895,894
4.75% 7/15/13	13,645,000	13,333,403
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5% 1/15/11	$ 4,360,000	$ 4,359,956
5.25% 10/15/13	35,455,000	35,525,981
5.7% 9/1/12	19,360,000	19,900,880
6.6% 1/15/12	15,300,000	16,320,128
Janus Capital Group, Inc. 5.875% 9/15/11	12,620,000	12,832,332
Lazard Group LLC 7.125% 5/15/15	11,265,000	11,858,339
Legg Mason, Inc. 6.75% 7/2/08	30,865,000	31,593,599
Lehman Brothers Holdings E-Capital Trust I 6.155% 8/19/65 (d)	16,810,000	17,125,053
Merrill Lynch & Co., Inc. 4.25% 2/8/10	30,985,000	30,260,199
Morgan Stanley:
5.05% 1/21/11	24,915,000	24,930,622
6.6% 4/1/12	19,000,000	20,259,073
Nuveen Investments, Inc.:
5% 9/15/10	3,205,000	3,159,303
5.5% 9/15/15	12,475,000	12,261,179
Scotland International Finance No. 2 BV yankee 7.7% 8/15/10 (b)	8,000,000	8,711,688
		304,829,993
Commercial Banks - 5.5%
Bank One Corp. 5.25% 1/30/13	7,610,000	7,643,834
Corporacion Andina de Fomento 5.2% 5/21/13	8,835,000	8,758,436
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,670,000	2,615,089
5.125% 2/14/11	23,895,000	23,941,356
5.25% 2/10/14 (b)	4,620,000	4,625,110
Key Bank NA 7% 2/1/11	11,045,000	11,841,102
KeyBank NA, Cleveland 5.45% 3/3/16	12,790,000	12,906,658
Korea Development Bank:
3.875% 3/2/09	50,780,000	49,227,198
4.625% 9/16/10	15,000,000	14,781,510
4.75% 7/20/09	7,670,000	7,600,494
5.75% 9/10/13	14,540,000	15,047,606
PNC Funding Corp. 7.5% 11/1/09	16,580,000	17,628,751
Rabobank Capital Funding Trust II 5.26% 12/31/49 (b)(d)	4,600,000	4,557,528
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(d)	34,405,000	35,054,188
SouthTrust Corp. 5.8% 6/15/14	4,410,000	4,543,345
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(d)	$ 24,000,000	$ 24,388,800
Union Planters Corp. 7.75% 3/1/11	7,500,000	8,249,055
UnionBanCal Corp. 5.25% 12/16/13	5,420,000	5,397,599
Wachovia Bank NA 4.875% 2/1/15	51,520,000	50,114,947
Wachovia Corp. 4.875% 2/15/14	7,216,000	7,059,918
Wells Fargo & Co.:
4% 9/10/12 (d)	10,605,000	10,471,419
4.2% 1/15/10	27,595,000	26,932,278
Woori Bank 6.125% 5/3/16 (b)(d)	27,430,000	28,367,283
		381,753,504
Consumer Finance - 4.4%
American Express Co. 6.8% 9/1/66 (d)	10,440,000	11,255,635
Capital One Bank 4.875% 5/15/08	4,045,000	4,027,748
Capital One Financial Corp. 5.7% 9/15/11	19,875,000	20,306,705
General Electric Capital Corp.:
4.875% 10/21/10	84,250,000	84,029,349
6% 6/15/12	54,635,000	57,173,998
Household Finance Corp.:
4.125% 11/16/09	76,690,000	74,679,188
5.875% 2/1/09	3,500,000	3,558,128
7% 5/15/12	3,830,000	4,167,641
HSBC Finance Corp. 5% 6/30/15	8,625,000	8,492,287
MBNA America Bank NA 7.125% 11/15/12	5,675,000	6,269,207
MBNA Corp. 7.5% 3/15/12	13,160,000	14,595,835
ORIX Corp. 5.48% 11/22/11	11,930,000	12,047,749
		300,603,470
Diversified Financial Services - 6.3%
Allstate Life Global Funding II 4.25% 9/10/08 (b)	6,525,000	6,436,221
Bank of America Corp.:
4.5% 8/1/10	52,688,000	51,919,019
7.4% 1/15/11	45,500,000	49,557,372
Citigroup, Inc.:
5% 9/15/14	32,500,000	32,125,990
5.1% 9/29/11	21,263,000	21,379,394
5.125% 2/14/11	16,880,000	16,976,689
HSBC Finance Capital Trust IX 5.911% 11/30/35 (d)	10,000,000	10,174,790
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	20,936,000	21,546,578
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
4.375% 11/1/09	$ 21,415,000	$ 21,001,926
5.4% 2/15/12	23,440,000	23,716,381
J.P. Morgan & Co., Inc. 6.25% 1/15/09	2,850,000	2,903,386
JPMorgan Chase & Co.:
4.891% 9/1/15 (d)	6,715,000	6,633,366
5.6% 6/1/11	34,785,000	35,565,645
5.75% 1/2/13	37,830,000	38,995,845
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	29,290,000	29,911,827
Prime Property Funding II 6.25% 5/15/07 (b)	12,100,000	12,118,658
Prime Property Funding, Inc. 5.125% 6/1/15 (b)	8,920,000	8,590,129
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(d)	19,010,000	19,347,047
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(d)	26,600,000	27,361,319
		436,261,582
Insurance - 4.0%
Aegon NV 4.75% 6/1/13	26,455,000	25,855,768
American International Group, Inc. 4.25% 5/15/13	26,500,000	25,159,895
AmerUs Group Co. 6.583% 5/16/11	15,785,000	16,482,223
Assurant, Inc. 5.625% 2/15/14	6,090,000	6,163,372
Axis Capital Holdings Ltd. 5.75% 12/1/14	17,720,000	17,889,173
Lincoln National Corp. 7% 5/17/66 (d)	24,720,000	26,519,171
Marsh & McLennan Companies, Inc.:
5.15% 9/15/10	9,300,000	9,205,624
7.125% 6/15/09	14,229,000	14,798,843
MetLife, Inc. 6.125% 12/1/11	10,000,000	10,423,880
Metropolitan Life Global Funding I 4.625% 8/19/10 (b)	27,000,000	26,599,104
Principal Life Global Funding I 6.25% 2/15/12 (b)	13,690,000	14,427,467
Prudential Financial, Inc. 3.75% 5/1/08	2,365,000	2,314,874
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	27,351,000	26,889,643
Symetra Financial Corp. 6.125% 4/1/16 (b)	35,710,000	36,636,532
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	2,200,000	2,250,646
8.125% 4/15/10	10,225,000	11,170,383
		272,786,598
Real Estate Investment Trusts - 12.0%
AMB Property LP 5.9% 8/15/13	29,030,000	29,845,569
Archstone-Smith Operating Trust:
5.25% 12/1/10	13,625,000	13,663,559
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Archstone-Smith Operating Trust: - continued
5.25% 5/1/15	$ 21,520,000	$ 21,404,782
Arden Realty LP:
5.2% 9/1/11	10,960,000	11,048,162
5.25% 3/1/15	1,210,000	1,222,597
AvalonBay Communities, Inc. 5.5% 1/15/12	14,205,000	14,427,493
Boston Properties, Inc. 6.25% 1/15/13	20,580,000	21,618,899
Brandywine Operating Partnership LP:
4.5% 11/1/09	26,690,000	26,120,355
5.625% 12/15/10	33,380,000	33,800,421
5.75% 4/1/12	24,421,000	24,888,882
BRE Properties, Inc.:
4.875% 5/15/10	21,140,000	20,954,285
5.75% 9/1/09	5,000,000	5,058,825
Camden Property Trust:
4.375% 1/15/10	9,150,000	8,959,625
5% 6/15/15	18,605,000	18,136,638
5.375% 12/15/13	5,370,000	5,369,125
5.875% 11/30/12	24,210,000	24,865,873
Colonial Properties Trust:
4.75% 2/1/10	47,949,000	46,917,857
5.5% 10/1/15	27,155,000	26,829,113
6.25% 6/15/14	3,000,000	3,092,433
Developers Diversified Realty Corp.:
3.875% 1/30/09	16,715,000	16,223,512
4.625% 8/1/10	24,655,000	24,139,168
5% 5/3/10	18,340,000	18,188,493
5.25% 4/15/11	19,905,000	19,886,667
5.375% 10/15/12	10,520,000	10,548,699
Duke Realty Corp. 4.625% 5/15/13	5,130,000	4,951,178
Duke Realty LP:
5.625% 8/15/11	9,135,000	9,269,851
5.95% 2/15/17	12,330,000	12,707,582
Equity One, Inc. 6.25% 1/15/17	4,040,000	4,200,125
Federal Realty Investment Trust:
5.4% 12/1/13	3,380,000	3,391,620
6% 7/15/12	24,000,000	24,797,376
6.2% 1/15/17	4,855,000	5,102,071
Heritage Property Investment Trust, Inc.:
4.5% 10/15/09	26,745,000	26,218,658
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Heritage Property Investment Trust, Inc.: - continued
5.125% 4/15/14	$ 12,250,000	$ 12,094,425
HRPT Properties Trust 5.75% 11/1/15	7,280,000	7,349,226
iStar Financial, Inc.:
5.15% 3/1/12	14,155,000	13,908,873
5.375% 4/15/10	4,240,000	4,235,171
5.65% 9/15/11	26,790,000	26,983,665
5.8% 3/15/11	22,040,000	22,308,139
Liberty Property LP 5.125% 3/2/15	6,940,000	6,791,005
Mack-Cali Realty LP:
5.05% 4/15/10	5,675,000	5,621,133
7.25% 3/15/09	23,865,000	24,788,886
Reckson Operating Partnership LP 5.15% 1/15/11	1,935,000	1,903,192
Simon Property Group LP:
4.6% 6/15/10	8,970,000	8,823,089
4.875% 8/15/10	5,520,000	5,486,913
5.6% 9/1/11	30,115,000	30,655,444
5.625% 8/15/14	11,450,000	11,715,457
5.75% 5/1/12	19,000,000	19,459,610
7.75% 1/20/11	6,720,000	7,354,133
Spieker Properties LP 7.25% 5/1/09	11,700,000	12,295,706
Tanger Properties LP:
6.15% 11/15/15	20,200,000	20,772,246
9.125% 2/15/08	1,125,000	1,170,698
United Dominion Realty Trust, Inc. 5.25% 1/15/15	9,905,000	9,753,602
Washington (REIT) 5.95% 6/15/11	29,760,000	30,498,524
		821,818,630
Real Estate Management & Development - 4.0%
Colonial Realty LP 6.05% 9/1/16	26,125,000	26,772,717
EOP Operating LP:
4.65% 10/1/10	93,444,000	92,613,003
6.8% 1/15/09	7,985,000	8,273,346
7% 7/15/11	13,714,000	14,891,402
7.75% 11/15/07	9,155,000	9,368,293
Post Apartment Homes LP:
5.45% 6/1/12	11,090,000	10,950,388
6.3% 6/1/13	19,615,000	20,374,218
Realogy Corp.:
6.15% 10/15/11 (b)	23,400,000	23,969,486
6.5% 10/15/16 (b)	41,565,000	43,060,633
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
4.95% 4/15/14	$ 5,000,000	$ 4,882,000
5.25% 8/1/15	17,455,000	17,207,366
		272,362,852
Thrifts & Mortgage Finance - 2.6%
Countrywide Financial Corp. 4.5% 6/15/10	8,600,000	8,423,683
Countrywide Home Loans, Inc.:
3.25% 5/21/08	4,111,000	4,000,994
4.125% 9/15/09	15,687,000	15,295,076
Independence Community Bank Corp.:
3.5% 6/20/13 (d)	3,030,000	2,953,659
3.75% 4/1/14 (d)	34,515,000	33,379,595
4.9% 9/23/10	21,280,000	20,952,267
Residential Capital Corp.:
6% 2/22/11	13,760,000	13,947,246
6.125% 11/21/08	17,645,000	17,845,359
6.875% 6/30/15	22,525,000	24,046,812
Washington Mutual, Inc.:
4.625% 4/1/14	32,364,000	30,679,777
5.79% 9/17/12 (d)	7,500,000	7,536,008
		179,060,476
TOTAL FINANCIALS		2,969,477,105
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp.:
6% 6/15/11	10,609,000	10,793,353
6.4% 6/15/16	11,002,000	11,285,478
		22,078,831
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.:
3.375% 8/15/07	9,080,000	8,957,611
3.75% 2/10/09	7,445,000	7,236,019
4.125% 8/15/09	8,564,000	8,356,400
		24,550,030
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	$ 7,840,000	$ 7,817,123
TOTAL HEALTH CARE		54,445,984
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (b)	21,605,000	21,179,878
6.4% 12/15/11 (b)	6,693,000	6,999,459
Raytheon Co. 8.3% 3/1/10	810,000	884,744
		29,064,081
Airlines - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	2,304,385	2,315,907
6.978% 10/1/12	5,984,355	6,119,003
7.024% 4/15/11	23,155,000	24,081,200
7.858% 4/1/13	44,460,000	48,016,800
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	36,244,058	37,150,159
6.795% 2/2/20	1,028,125	1,028,125
6.82% 5/1/18	1,991,614	2,056,405
6.9% 7/2/19	8,432,536	8,833,081
7.056% 3/15/11	12,310,000	12,728,899
U.S. Airways pass thru trust certificates 6.85% 7/30/19	19,943,434	20,192,727
United Airlines pass thru trust certificates:
6.071% 9/1/14	12,472,040	12,534,401
6.201% 3/1/10	7,936,714	7,976,397
6.602% 9/1/13	22,295,652	22,504,785
		205,537,889
Commercial Services & Supplies - 0.0%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	2,580,000	2,469,073
Industrial Conglomerates - 0.5%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (b)	24,745,000	26,145,122
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (b)	7,200,000	7,278,833
		33,423,955
Road & Rail - 0.5%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,825,963
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp. 6% 4/30/08	$ 9,250,000	$ 9,342,972
Union Pacific Corp. 3.625% 6/1/10	19,025,000	18,091,710
		30,260,645
TOTAL INDUSTRIALS		300,755,643
INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.5%
Western Union Co. 5.4% 11/17/11 (b)	34,320,000	34,437,031
Office Electronics - 0.2%
Xerox Corp. 9.75% 1/15/09	9,500,000	10,327,165
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	16,350,000	16,417,493
TOTAL INFORMATION TECHNOLOGY		61,181,689
MATERIALS - 1.2%
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	15,000,000	15,343,995
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	5,315,000	5,492,521
Metals & Mining - 0.5%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	16,380,000	17,315,118
Vale Overseas Ltd. 6.25% 1/23/17	19,000,000	19,211,318
		36,526,436
Paper & Forest Products - 0.4%
International Paper Co.:
4.25% 1/15/09	23,315,000	22,864,088
5.85% 10/30/12	5,000,000	5,183,000
		28,047,088
TOTAL MATERIALS		85,410,040
TELECOMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 7.5%
Ameritech Capital Funding Corp. 6.25% 5/18/09	10,640,000	10,815,688
AT&T Broadband Corp. 8.375% 3/15/13	21,152,000	24,340,749
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Corp. 4.2% 9/15/09	$ 9,835,000	$ 9,611,008
British Telecommunications PLC 8.375% 12/15/10	3,090,000	3,482,927
Deutsche Telekom International Finance BV 5.25% 7/22/13	29,930,000	29,647,700
Embarq Corp.:
6.738% 6/1/13	13,600,000	14,131,325
7.082% 6/1/16	47,375,000	49,067,140
KT Corp. 5.875% 6/24/14 (b)	8,420,000	8,712,544
SBC Communications, Inc.:
4.125% 9/15/09	5,000,000	4,876,530
5.1% 9/15/14	17,750,000	17,413,939
5.875% 2/1/12	22,365,000	23,016,895
5.875% 8/15/12	8,000,000	8,246,224
Sprint Capital Corp. 7.625% 1/30/11	8,465,000	9,156,125
Telecom Italia Capital SA:
4% 1/15/10	30,045,000	28,806,455
4.875% 10/1/10	340,000	333,528
4.95% 9/30/14	41,905,000	39,311,500
Telefonica Emisiones SAU 6.421% 6/20/16	63,715,000	66,581,156
Telefonos de Mexico SA de CV 4.75% 1/27/10	68,055,000	66,874,246
TELUS Corp. yankee 7.5% 6/1/07	48,080,000	48,559,646
Verizon Global Funding Corp. 7.25% 12/1/10	27,480,000	29,566,529
Verizon New York, Inc. 6.875% 4/1/12	17,356,000	18,237,667
		510,789,521
Wireless Telecommunication Services - 2.4%
America Movil SA de CV 4.125% 3/1/09	9,945,000	9,702,501
AT&T Wireless Services, Inc.:
7.875% 3/1/11	19,560,000	21,547,883
8.125% 5/1/12	22,310,000	25,359,331
Nextel Communications, Inc. 5.95% 3/15/14	12,795,000	12,475,125
Sprint Nextel Corp. 6% 12/1/16	43,250,000	43,249,568
Vodafone Group PLC:
5% 12/16/13	26,375,000	25,824,343
5.5% 6/15/11	26,770,000	27,088,750
		165,247,501
TOTAL TELECOMMUNICATION SERVICES		676,037,022
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 11.9%
Electric Utilities - 4.3%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 37,155,000	$ 37,561,736
Detroit Edison Co. 5.2% 10/15/12	4,000,000	3,987,760
Exelon Corp.:
4.9% 6/15/15	26,185,000	25,126,445
6.75% 5/1/11	7,010,000	7,389,935
FirstEnergy Corp. 6.45% 11/15/11	16,146,000	17,014,688
FPL Group Capital, Inc. 6.35% 10/1/66 (d)	8,595,000	8,872,859
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720,000	5,958,799
Pepco Holdings, Inc.:
4% 5/15/10	18,255,000	17,515,709
6.45% 8/15/12	30,525,000	32,043,252
Progress Energy, Inc.:
5.625% 1/15/16	10,000,000	10,116,560
7.1% 3/1/11	58,990,000	63,544,264
Public Service Co. of Colorado 5.5% 4/1/14	17,080,000	17,376,970
Southern California Edison Co.:
4.65% 4/1/15	2,685,000	2,580,817
5% 1/15/14	3,105,000	3,064,678
TXU Energy Co. LLC 7% 3/15/13	41,665,000	44,080,153
		296,234,625
Gas Utilities - 0.9%
Consolidated Natural Gas Co. 6.85% 4/15/11	6,080,000	6,463,770
NiSource Finance Corp.:
5.25% 9/15/17	6,450,000	6,142,554
5.4% 7/15/14	8,858,000	8,713,969
7.875% 11/15/10	8,360,000	9,095,329
Texas Eastern Transmission Corp. 7.3% 12/1/10	25,370,000	27,172,691
		57,588,313
Independent Power Producers & Energy Traders - 2.6%
Constellation Energy Group, Inc. 7% 4/1/12	79,952,000	86,479,361
Duke Capital LLC 5.668% 8/15/14	16,820,000	17,071,913
Exelon Generation Co. LLC 5.35% 1/15/14	12,500,000	12,455,438
PPL Energy Supply LLC 5.7% 10/15/35	64,565,000	64,515,414
		180,522,126
Multi-Utilities - 4.1%
Dominion Resources, Inc.:
4.75% 12/15/10	32,170,000	31,705,594
6.25% 6/30/12	22,836,000	23,957,933
6.3% 9/30/66 (d)	24,005,000	24,409,244
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (d)	$ 43,305,000	$ 47,385,414
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	22,130,000	22,801,955
National Grid PLC 6.3% 8/1/16	79,865,000	84,288,642
PSEG Funding Trust I 5.381% 11/16/07	20,722,000	20,711,846
Sempra Energy 7.95% 3/1/10	14,454,000	15,636,048
WPS Resources Corp. 6.11% 12/1/66 (d)	9,950,000	10,023,819
		280,920,495
TOTAL UTILITIES		815,265,559
TOTAL NONCONVERTIBLE BONDS (Cost $6,263,493,101)		6,337,756,083
U.S. Treasury Obligations - 0.4%

U.S. Treasury Notes:
2.75% 8/15/07	19,800,000	19,497,595
4.25% 11/15/14 (f)	13,195,000	13,018,728
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,387,375)		32,516,323
Foreign Government and Government Agency Obligations - 1.7%

Chilean Republic 7.125% 1/11/12	24,915,000	27,132,435
Israeli State:
4.625% 6/15/13	10,600,000	10,241,720
5.5% 11/9/16	15,000,000	15,124,905
Korean Republic 4.875% 9/22/14	2,495,000	2,454,349
Saskatchewan Province 7.125% 3/15/08	4,800,000	4,915,680
United Mexican States:
5.875% 1/15/14	30,535,000	31,389,980
7.5% 1/14/12	22,050,000	24,221,925
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $109,962,534)		115,480,994
Supranational Obligations - 0.4%
	Principal Amount	Value
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $23,981,898)	$ 24,180,000	$ 25,875,260
Fixed-Income Funds - 3.3%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $225,000,008)	2,261,130	224,982,428
Preferred Securities - 0.9%
	Principal Amount
FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
ING Groep NV 5.775% (a)	$ 8,610,000	8,666,869
MUFG Capital Finance 1 Ltd. 6.346% (d)	51,670,000	54,761,378
		63,428,247
TOTAL PREFERRED SECURITIES (Cost $60,235,122)		63,428,247
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
5.3%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Treasury Obligations) #	$ 8,485,250	8,484,000
5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #	34,906,160	34,901,000
TOTAL CASH EQUIVALENTS (Cost $43,385,000)		43,385,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,758,445,038)		6,843,424,335
NET OTHER ASSETS - 0.4%		24,024,964
NET ASSETS - 100%		$ 6,867,449,299
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive from Bank of America, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	$ 8,890,000	$ (1,988)
Receive from Deutsche Bank, upon default event of Boston Scientific Corp., par value of the notional amount of Boston Scientific Corp. 5.45% 6/15/14, and pay quarterly notional amount multiplied by ..49%	March 2011	10,609,000	4,529
Receive from Deutsche Bank, upon default event of Boston Scientific Corp., par value of the notional amount of Boston Scientific Corp. 5.45% 6/15/14, and pay quarterly notional amount multiplied by ..85%	March 2016	11,002,000	90,204
Receive from Deutsche Bank, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	11,135,000	(13,644)
Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,035,000	(71,642)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	1,545,000	(68,826)
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	35,000,000	220,983
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	14,165,000	42,336
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 17,960,000	$ 53,679
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	29,000,000	224,933
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	14,880,000	127,361
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	32,825,000	280,956
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	9,800,000	57,850
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	11,391,000	54,652
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	20,385,000	95,826
Receive semi-annually notional amount multiplied by .56% and pay JPMorgan Chase, Inc. upon default of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	August 2011	12,000,000	71,587
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	$ 60,255,000	$ 619,229
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	700,000	7,661
TOTAL CREDIT DEFAULT SWAPS		302,577,000	1,795,686
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.002% with Bank of America	Dec. 2016	14,000,000	(71,249)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.057% with Goldman Sachs	Nov. 2011	40,000,000	(353,488)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.069% with Goldman Sachs	Nov. 2011	15,000,000	(139,848)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.126% with JPMorgan Chase, Inc.	Nov. 2006	50,000,000	(742,665)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.141% with Deutsche Bank	Nov. 2016	20,000,000	(320,174)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.159% with Deutsche Bank	Nov. 2016	15,000,000	(260,966)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.1625% with Bank of America	Nov. 2016	30,000,000	(529,587)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.17% with Deutsche Bank	Nov. 2016	$ 20,000,000	$ (366,476)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.242% with JPMorgan Chase, Inc.	Nov. 2016	82,000,000	(1,957,914)
TOTAL INTEREST RATE SWAPS		286,000,000	(4,742,367)
		$ 588,577,000	$ (2,946,681)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $884,528,447 or 12.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,578,720.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,484,000 due 12/01/06 at 5.30%
BNP Paribas Securities Corp.	$ 499,660
Banc of America Securities LLC	889,174
Deutsche Bank Securities, Inc.	5,146,494
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,948,672
$ 8,484,000
Repurchase Agreement / Counterparty	Value
$34,901,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 1,267,003
BNP Paribas Securities Corp.	358,984
Banc of America Securities LLC	11,030,594
Bank of America, NA	2,111,671
Barclays Capital, Inc.	9,834,695
Citigroup Global Markets, Inc.	2,534,005
Countrywide Securities Corp.	2,907,205
Societe Generale, New York Branch	844,668
UBS Securities LLC	3,378,674
WestLB AG	633,501
$ 34,901,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 550,234
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 225,000,021	$ -	$ 224,982,435	1.9%
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $6,753,326,267. Net unrealized appreciation aggregated $90,098,068, of which $121,493,795 related to appreciated investment securities and $31,395,727 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed
Securities Central Fund

November 30, 2006

1.841407.100

MBSCEN-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 97.9%
	Principal Amount	Value
Fannie Mae - 76.6%
3.73% 10/1/33 (c)	$ 47,627	$ 46,955
3.732% 1/1/35 (c)	3,433,051	3,392,346
3.75% 1/1/34 (c)	51,704	50,910
3.763% 12/1/34 (c)	3,166,581	3,134,789
3.768% 10/1/33 (c)	3,291,787	3,247,753
3.786% 6/1/34 (c)	15,300,457	15,002,205
3.793% 12/1/34 (c)	513,844	508,486
3.81% 6/1/33 (c)	1,839,823	1,824,628
3.829% 1/1/35 (c)	8,974,152	8,877,581
3.835% 4/1/33 (c)	150,682	149,606
3.849% 1/1/35 (c)	1,989,174	1,973,637
3.85% 5/1/34 (c)	38,643,332	37,962,128
3.851% 10/1/33 (c)	42,421,161	41,970,055
3.867% 1/1/35 (c)	3,380,770	3,353,745
3.881% 6/1/33 (c)	9,226,906	9,144,482
3.888% 10/1/34 (c)	2,521,037	2,515,758
3.904% 1/1/35 (c)	112,244	111,202
3.917% 12/1/34 (c)	2,071,102	2,058,299
3.952% 5/1/33 (c)	1,069,066	1,060,485
3.953% 1/1/35 (c)	2,536,031	2,515,895
3.979% 5/1/34 (c)	965,970	984,245
3.995% 2/1/35 (c)	2,788,940	2,792,415
4% 7/1/18 to 11/1/20 (b)	148,604,099	141,593,269
4.022% 2/1/35 (c)	2,457,492	2,454,565
4.026% 1/1/35 (c)	1,012,001	1,022,604
4.034% 10/1/18 (c)	2,604,573	2,579,298
4.036% 1/1/35 (c)	1,483,209	1,471,874
4.079% 2/1/35 (c)	1,762,882	1,765,794
4.081% 4/1/33 (c)	1,130,785	1,132,532
4.081% 2/1/35 (c)	4,904,855	4,912,482
4.093% 2/1/35 (c)	1,785,277	1,808,334
4.103% 1/1/35 (c)	3,844,407	3,833,420
4.106% 1/1/35 (c)	5,337,906	5,320,862
4.111% 2/1/35 (c)	6,334,553	6,303,349
4.131% 2/1/35 (c)	4,813,831	4,893,924
4.132% 1/1/35 (c)	9,091,468	9,085,068
4.162% 11/1/34 (c)	890,972	891,518
4.169% 1/1/35 (c)	6,985,887	6,868,769
4.177% 1/1/35 (c)	7,026,298	7,005,760
4.215% 1/1/35 (c)	2,825,128	2,811,189
4.219% 1/1/34 (c)	5,024,757	4,978,594
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.25% 2/1/35 (c)	$ 3,471,019	$ 3,416,993
4.258% 1/1/34 (c)	3,707,202	3,676,521
4.27% 8/1/33 (c)	6,196,217	6,171,736
4.278% 3/1/35 (c)	3,057,150	3,040,186
4.286% 10/1/33 (c)	576,425	572,822
4.289% 10/1/34 (c)	360,945	363,178
4.295% 3/1/33 (c)	365,665	359,891
4.303% 5/1/35 (c)	4,101,261	4,088,075
4.31% 3/1/33 (c)	1,736,251	1,707,582
4.31% 3/1/33 (c)	1,602,611	1,596,797
4.318% 6/1/33 (c)	760,598	757,894
4.35% 1/1/35 (c)	3,642,424	3,593,951
4.362% 2/1/34 (c)	7,183,901	7,136,322
4.362% 4/1/35 (c)	1,905,516	1,898,151
4.394% 10/1/34 (c)	6,991,119	6,922,208
4.401% 5/1/35 (c)	9,617,213	9,605,643
4.402% 2/1/35 (c)	5,272,921	5,202,185
4.429% 3/1/35 (c)	4,778,122	4,715,935
4.453% 8/1/34 (c)	9,594,026	9,537,460
4.467% 12/1/34 (c)	288,899	285,848
4.472% 5/1/35 (c)	3,275,996	3,265,460
4.479% 1/1/35 (c)	4,314,260	4,323,691
4.487% 3/1/35 (c)	6,730,104	6,652,426
4.5% 12/1/17 to 7/1/36 (b)	1,189,689,585	1,146,273,141
4.512% 3/1/35 (c)	6,323,759	6,254,615
4.513% 1/1/35 (c)	3,898,847	3,892,633
4.513% 2/1/35 (c)	56,652,783	56,402,377
4.515% 7/1/34 (c)	11,444,351	11,367,503
4.522% 2/1/35 (c)	2	2
4.523% 2/1/35 (c)	3,119,796	3,112,961
4.533% 7/1/35 (c)	12,035,393	12,006,749
4.543% 1/1/35 (c)	2,617,002	2,614,121
4.563% 2/1/35 (c)	1,913,083	1,902,144
4.575% 9/1/34 (c)	3,290,085	3,267,070
4.575% 7/1/35 (c)	11,979,763	11,954,702
4.576% 2/1/35 (c)	5,716,045	5,664,658
4.58% 2/1/35 (c)	20,154,386	19,970,154
4.596% 11/1/34 (c)	6,092,612	6,049,422
4.601% 1/1/35 (c)	7,827,996	7,769,012
4.621% 1/1/33 (c)	216,605	216,497
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.624% 3/1/35 (c)	$ 603,334	$ 602,811
4.64% 1/1/33 (c)	863,414	864,406
4.654% 3/1/35 (c)	14,732,021	14,723,536
4.67% 11/1/34 (c)	7,006,692	6,970,194
4.695% 9/1/34 (c)	475,281	480,027
4.699% 11/1/34 (c)	6,727,266	6,694,060
4.712% 2/1/33 (c)	257,224	260,085
4.713% 10/1/32 (c)	233,257	233,473
4.723% 7/1/35 (c)	12,187,790	12,012,018
4.725% 10/1/34 (c)	8,612,180	8,576,956
4.728% 7/1/34 (c)	9,449,819	9,423,870
4.746% 5/1/33 (c)	81,307	82,391
4.763% 10/1/32 (c)	360,888	364,484
4.763% 12/1/34 (c)	3,200,561	3,187,205
4.772% 12/1/34 (c)	5,115,658	5,091,195
4.775% 1/1/35 (c)	231,546	234,648
4.793% 10/1/34 (c)	100,969	100,668
4.793% 8/1/35 (c)	19,017,907	18,875,463
4.803% 12/1/32 (c)	4,108,416	4,129,850
4.808% 8/1/34 (c)	1,284,045	1,290,525
4.81% 6/1/35 (c)	13,319,033	13,325,280
4.812% 11/1/34 (c)	6,748,406	6,727,527
4.828% 2/1/33 (c)	78,701	78,991
4.873% 10/1/34 (c)	41,267,571	41,202,740
4.955% 8/1/34 (c)	2,424,094	2,426,396
4.976% 2/1/35 (c)	464,268	463,608
4.988% 11/1/32 (c)	945,975	953,921
4.989% 12/1/32 (c)	144,733	144,568
5% 6/1/09 to 5/1/36	859,979,850	844,797,918
5% 12/1/36 (a)	206,000,000	201,217,319
5% 12/1/36 (a)(b)	10,711,891	10,463,194
5% 12/1/36 (a)(b)	73,000,000	71,317,576
5.046% 4/1/36 (c)	6,859,877	6,904,522
5.057% 7/1/34 (c)	648,447	650,025
5.058% 11/1/34 (c)	318,620	318,056
5.077% 5/1/35 (c)	20,097,669	20,169,980
5.079% 9/1/34 (c)	31,594,537	31,675,767
5.095% 9/1/34 (c)	1,308,866	1,312,501
5.168% 5/1/35 (c)	14,931,902	14,949,537
5.174% 5/1/35 (c)	3,031,596	3,035,716
5.179% 8/1/33 (c)	1,862,522	1,873,224
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.181% 3/1/35 (c)	$ 730,677	$ 733,308
5.183% 6/1/35 (c)	14,063,316	14,133,548
5.204% 5/1/35 (c)	22,645,630	22,698,892
5.278% 9/1/36 (c)	23,148,506	23,177,465
5.288% 7/1/35 (c)	706,095	709,879
5.339% 12/1/34 (c)	2,032,263	2,043,089
5.458% 4/1/36 (c)	9,089,745	9,160,018
5.492% 2/1/36 (c)	53,973,695	54,414,013
5.5% 10/1/08 to 7/1/36	913,262,034	913,285,364
5.5% 12/1/36 (a)	144,000,000	143,443,714
5.5% 12/1/36 (a)(b)	7,625,625	7,597,029
5.5% 12/12/36 (a)(b)	80,000,000	79,690,952
5.594% 9/1/36 (c)	15,106,236	15,265,501
5.614% 1/1/36 (c)	8,504,489	8,590,086
5.628% 2/1/36 (c)	19,256,845	19,421,010
5.712% 9/1/35 (c)	5,143,909	5,203,491
5.744% 3/1/36 (c)	11,959,212	12,111,668
5.816% 2/1/36 (c)	10,419,630	10,546,572
5.902% 1/1/36 (c)	11,298,551	11,427,637
6% 7/1/08 to 4/1/35	256,941,671	260,902,676
6% 12/1/36 (a)	177,000,000	178,880,625
6.5% 3/1/07 to 6/1/36	447,619,213	458,887,226
6.639% 9/1/36 (c)	41,589,843	42,672,136
7% 5/1/13 to 6/1/33	65,626,814	67,994,196
7.5% 1/1/08 to 2/1/32	17,847,309	18,567,672
8% 11/1/08 to 8/1/29	112,570	118,060
8.5% 1/1/09 to 8/1/23	192,292	206,064
9.5% 12/1/09 to 2/1/25	595,990	653,322
10% 8/1/17	1,999	2,236
10.75% 9/1/10 to 5/1/14	28,412	30,948
11.25% 5/1/14	2,223	2,477
12.5% 1/1/15 to 7/1/15	9,384	10,827
TOTAL FANNIE MAE		5,491,807,458
Freddie Mac - 16.2%
3.913% 6/1/34 (c)	19,590,833	19,201,348
4% 11/1/14 to 2/1/21	50,105,996	47,667,387
4.053% 12/1/34 (c)	3,341,886	3,328,960
4.107% 1/1/35 (c)	4,480,267	4,436,992
4.113% 12/1/34 (c)	4,956,704	4,917,487
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.271% 1/1/35 (c)	$ 164,886	$ 163,783
4.275% 3/1/35 (c)	4,122,526	4,072,990
4.294% 5/1/35 (c)	7,431,122	7,368,626
4.298% 12/1/34 (c)	5,062,569	4,976,931
4.31% 2/1/35 (c)	5,665,604	5,622,365
4.312% 1/1/35 (c)	9,540,169	9,528,778
4.348% 3/1/35 (c)	4,537,059	4,460,337
4.379% 2/1/35 (c)	5,547,230	5,459,883
4.433% 2/1/34 (c)	3,929,815	3,895,740
4.434% 6/1/35 (c)	6,237,252	6,198,937
4.44% 3/1/35 (c)	4,635,873	4,560,540
4.457% 3/1/35 (c)	5,406,119	5,321,346
4.473% 3/1/35 (c)	4,881,067	4,804,249
4.5% 4/1/19 to 5/1/19	11,655,685	11,352,701
4.548% 2/1/35 (c)	7,787,054	7,675,325
4.704% 9/1/35 (c)	63,253,114	63,105,228
4.771% 10/1/34 (c)	4,332,973	4,304,904
4.783% 10/1/32 (c)	246,185	247,052
4.809% 3/1/33 (c)	686,943	685,721
4.826% 9/1/34 (c)	2,227,126	2,215,888
4.99% 4/1/35 (c)	22,492,652	22,510,804
5% 9/1/33 to 7/1/35	32,125,225	31,412,611
5% 12/1/36 (a)	3,381,979	3,304,781
5.12% 4/1/35 (c)	24,108,245	24,057,015
5.213% 3/1/36 (c)	5,391,118	5,409,605
5.296% 6/1/35 (c)	10,366,024	10,389,659
5.452% 11/1/35 (c)	7,056,786	7,087,991
5.5% 9/1/09 to 4/1/25	105,656,087	106,006,978
5.5% 12/1/36 (a)	287,000,000	286,058,296
5.5% 12/12/36 (a)	80,000,000	79,728,456
5.565% 1/1/36 (c)	14,201,477	14,274,146
5.597% 1/1/36 (c)	8,817,789	8,891,117
5.614% 4/1/32 (c)	273,185	275,759
5.628% 8/1/33 (c)	1,496,119	1,508,720
6% 2/1/17 to 1/1/34	110,371,600	112,150,976
6% 12/1/36 (a)	7,990,000	8,077,365
6% 12/12/36 (a)	73,000,000	73,804,138
6.5% 8/1/32	3,946,417	4,045,457
6.524% 10/1/36 (c)	40,250,511	41,038,093
6.61% 7/1/36 (c)	20,020,556	20,458,126
6.623% 7/1/36 (c)	46,306,878	47,263,532
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.7% 8/1/36 (c)	$ 6,252,778	$ 6,405,571
7% 4/1/32	4,565,717	4,715,497
7.5% 9/1/15 to 6/1/32	1,165,783	1,211,219
8% 7/1/16 to 4/1/32	944,981	993,064
8.5% 9/1/19 to 1/1/28	796,018	866,002
9% 10/1/16	23,728	25,150
9.5% 10/1/08 to 8/1/30	120,115	129,634
10.5% 5/1/09 to 12/1/15	13,034	13,517
11% 8/1/15 to 9/1/20	191,441	213,809
11.5% 10/1/15	6,620	7,524
12% 2/1/13 to 7/1/15	11,430	12,930
13.5% 12/1/14	33,472	38,907
TOTAL FREDDIE MAC		1,157,959,947
Government National Mortgage Association - 5.1%
3.75% 1/20/34 (c)	24,905,462	24,742,057
4.25% 7/20/34 (c)	3,194,295	3,166,023
5.5% 4/15/29 to 5/15/34	29,016,094	29,124,853
6% 9/15/08 to 10/15/30	9,116,153	9,313,196
6.5% 6/15/23 to 8/15/36	184,254,142	189,733,556
7% 10/15/17 to 6/15/33	79,254,396	82,231,953
7.5% 1/15/07 to 1/15/32	16,741,604	17,650,173
8% 1/15/07 to 3/15/32	4,952,728	5,259,755
8.5% 11/15/16 to 1/15/31	913,516	990,877
9% 3/15/10 to 4/15/23	103,982	112,641
9.5% 12/15/20 to 3/15/23	38,600	43,149
10.5% 5/20/16 to 1/20/18	173,927	197,641
11% 7/20/13 to 7/20/20	238,788	269,650
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		362,835,524
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,021,180,347)		7,012,602,929
Collateralized Mortgage Obligations - 10.6%

U.S. Government Agency - 10.6%
Fannie Mae planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	2,590,000	2,704,505
Series 2006-45 Class OP, 6/25/36 (e)	10,994,030	8,632,294
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae planned amortization class: - continued
Series 2006-53 Class PB, 5.5% 1/25/30	$ 20,373,000	$ 20,530,163
Series 2006-64:
Class MB, 5.5% 9/25/33	14,040,916	14,073,108
Class PB, 5.5% 9/25/33	33,007,700	33,083,377
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.57% 10/25/35 (c)	19,564,081	19,614,944
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2006-79 Class PF, 5.72% 8/25/36 (c)	26,223,254	26,344,930
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	7,021,220	6,614,106
Series 2003-81 Class MX, 3.5% 3/25/24	12,555,111	12,315,830
Series 2003-83 Class TH, 4.5% 11/25/16	11,625,000	11,369,644
Series 2004-81:
Class KC, 4.5% 4/25/17	3,735,000	3,671,344
Class KD, 4.5% 7/25/18	8,736,000	8,492,384
Series 2006-57 Class PC, 5.5% 10/25/32	14,081,000	14,138,376
sequential payer:
Series 2003-112 Class AN, 4% 11/25/18	16,358,000	15,130,479
Series 2004-70 Class GB, 4.5% 1/25/32	5,961,966	5,689,025
Series 2004-95 Class AN, 5.5% 1/25/25	4,495,349	4,508,056
Series 2004-3 Class BA, 4% 7/25/17	1,292,974	1,253,957
Series 2004-86 Class KC, 4.5% 5/25/19	5,810,329	5,695,143
Series 2004-91 Class AH, 4.5% 5/25/29	835,991	818,302
Freddie Mac planned amortization class:
Series 3033 Class UD, 5.5% 10/15/30	8,960,000	9,049,970
Series 3178:
Class PB, 5.5% 4/15/30	23,374,000	23,593,239
Class PC, 5.5% 12/15/32	7,453,000	7,481,531
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	13,451,066	13,506,446
Series 2006-15 Class OP, 3/25/36 (e)	12,713,515	9,305,328
Series 2425 Class JH, 6% 3/15/17	7,763,675	7,942,498
Series 2498 Class PD, 5.5% 2/15/16	3,437,109	3,433,163
Series 2614 Class TD, 3.5% 5/15/16	47,402,009	45,866,795
Series 2625 Class QX, 2.25% 3/15/22	1,653,649	1,619,908
Series 2640 Class QG, 2% 4/15/22	2,085,225	2,035,416
Series 2649 Class TQ, 3.5% 12/15/21	15,112,621	14,878,878
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2665 Class PB, 3.5% 6/15/23	$ 2,129,564	$ 2,087,435
Series 2677 Class C, 4.5% 6/15/15	5,405,000	5,340,298
Series 2689 Class HC, 3.5% 9/15/26	6,050,592	5,879,877
Series 2695 Class GC, 4.5% 11/15/18	11,641,108	11,431,324
Series 2702 Class WB, 5% 4/15/17	9,605,000	9,617,494
Series 2728 Class NE, 4.5% 7/15/17	11,270,000	11,018,535
Series 2760 Class EB, 4.5% 9/15/16	37,441,165	36,969,257
Series 2770 Class UD, 4.5% 5/15/17	12,057,500	11,763,711
Series 2773:
Class ED, 4.5% 8/15/17	2,595,000	2,527,198
Class EG, 4.5% 4/15/19	13,586,714	13,170,970
Series 2775:
Class OD, 4.5% 10/15/17	20,875,000	20,376,726
Class OE, 4.5% 4/15/19	31,083,000	29,990,346
Series 2780 Class OC, 4.5% 3/15/17	10,838,000	10,692,944
Series 2828 Class JD, 4.5% 8/15/17	26,223,000	25,548,322
Series 2831 Class PB, 5% 7/15/19	3,735,000	3,718,263
Series 2836 Class EG, 5% 12/15/32	40,221,000	39,062,784
Series 2885 Class PC, 4.5% 3/15/18	22,816,982	22,441,914
Series 2888 Class GD, 4.5% 4/15/18	9,617,000	9,352,886
Series 2952 Class EC, 5.5% 11/15/28	11,757,000	11,849,747
Series 3018 Class UD, 5.5% 9/15/30	10,540,000	10,638,277
Series 3049 Class DB, 5.5% 6/15/31	11,205,000	11,320,480
Series 3075 Class PB, 5.5% 7/15/30	18,780,000	18,993,962
Series 3078 Class PB, 5.5% 7/15/29	32,145,000	32,483,545
Series 3102 Class OH, 1/15/36 (e)	490,000	376,736
Series 3159 Class TC, 5.5% 6/15/32	7,522,000	7,564,009
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	4,016,462	4,131,935
Series 2675 Class CB, 4% 5/15/16	593,287	578,075
Series 2683 Class JA, 4% 10/15/16	608,801	592,352
Series 2750 Class ZT, 5% 2/15/34	11,780,450	10,815,451
Series 2902 Class LZ, 5.5% 9/15/31	27,733,766	27,595,513
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $754,772,019)		761,323,505
Commercial Mortgage Securities - 0.5%
	Principal Amount	Value
Ginnie Mae guaranteed Multi-family pass thru securities sequential payer Series 2002-35 Class C, 5.8969% 10/16/23 (c)	$ 3,219,200	$ 3,284,024
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-59 Class D, 3.654% 10/16/27	35,005,000	33,196,274
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $38,439,037)		36,480,298
Fixed-Income Funds - 2.1%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $150,000,031)	1,507,538	150,000,031
Cash Equivalents - 3.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (Cost $265,638,000)	$ 265,677,271	265,638,000
TOTAL INVESTMENT PORTFOLIO - 114.8% (Cost $8,230,029,434)		8,226,044,763
NET OTHER ASSETS - (14.8)%		(1,058,049,699)
NET ASSETS - 100%		$ 7,167,995,064
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.055% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2016	$ 185,000,000	$ 1,759,572
Receive semi-annually a fixed rate equal to 5.0675% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Dec. 2036	63,000,000	0
		$ 248,000,000	$ 1,759,572
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$265,638,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 9,643,393
BNP Paribas Securities Corp.	2,732,295
Banc of America Securities LLC	83,955,894
Bank of America, NA	16,072,322
Barclays Capital, Inc.	74,853,689
Citigroup Global Markets, Inc.	19,286,786
Countrywide Securities Corp.	22,127,280
Societe Generale, New York Branch	6,428,929
UBS Securities LLC	25,715,715
WestLB AG	4,821,697
$ 265,638,000
Affiliated Central Funds
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 150,000,031	$ -	$ 150,000,031	1.3%
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $8,225,772,140. Net unrealized appreciation aggregated $272,623, of which $56,422,264 related to appreciated investment securities and $56,149,641 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

November 30, 2006

1.824030.101

SHI-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 93.6%
	Principal Amount	Value
Aerospace - 4.7%
Bombardier, Inc.:
6.75% 5/1/12 (a)	$ 750,000	$ 723,750
7.45% 5/1/34 (a)	1,805,000	1,633,525
8% 11/15/14 (a)	1,050,000	1,057,875
L-3 Communications Corp.:
5.875% 1/15/15	2,050,000	1,988,500
6.375% 10/15/15	2,650,000	2,630,125
7.625% 6/15/12	1,000,000	1,035,000
Orbital Sciences Corp. 9% 7/15/11	780,000	826,800
		9,895,575
Air Transportation - 2.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,615,000	1,635,188
6.977% 11/23/22	1,179,004	1,158,372
7.324% 4/15/11	365,000	371,388
8.608% 10/1/12	80,000	84,800
Continental Airlines, Inc.:
7.875% 7/2/18	666,085	679,407
9.558% 9/1/19	264,301	286,766
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	101,139	101,645
7.73% 9/15/12	52,668	52,800
9.798% 4/1/21	465,599	507,503
		4,877,869
Automotive - 2.9%
General Motors Acceptance Corp.:
5.625% 5/15/09	710,000	705,540
6.75% 12/1/14	725,000	739,500
6.875% 9/15/11	585,000	599,625
8% 11/1/31	3,725,000	4,153,375
		6,198,040
Building Materials - 0.9%
Anixter International, Inc. 5.95% 3/1/15	1,950,000	1,833,000
Cable TV - 3.6%
EchoStar Communications Corp.:
5.75% 10/1/08	4,365,000	4,332,263
7% 10/1/13 (a)	920,000	915,400
7.125% 2/1/16	2,365,000	2,344,425
		7,592,088
Nonconvertible Bonds - continued
	Principal Amount	Value
Capital Goods - 2.0%
Case New Holland, Inc. 7.125% 3/1/14	$ 1,630,000	$ 1,638,150
Leucadia National Corp. 7% 8/15/13	2,640,000	2,653,200
		4,291,350
Chemicals - 3.4%
Chemtura Corp. 6.875% 6/1/16	555,000	545,288
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	720,000	754,200
10.125% 9/1/08	2,005,000	2,130,313
Millennium America, Inc. 9.25% 6/15/08	740,000	765,900
NOVA Chemicals Corp.:
7.4% 4/1/09	2,490,000	2,533,575
8.5019% 11/15/13 (b)	450,000	454,500
		7,183,776
Diversified Financial Services - 1.2%
E*TRADE Financial Corp.:
7.375% 9/15/13	525,000	540,750
7.875% 12/1/15	425,000	452,625
8% 6/15/11	1,440,000	1,497,600
		2,490,975
Electric Utilities - 6.5%
AES Gener SA 7.5% 3/25/14	4,000,000	4,205,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,405,000	2,453,100
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	3,610,000	3,718,300
Tenaska Alabama Partners LP 7% 6/30/21 (a)	387,684	387,684
TXU Corp. 6.5% 11/15/24	3,195,000	3,092,121
		13,856,205
Energy - 6.6%
Chesapeake Energy Corp.:
6.5% 8/15/17	2,880,000	2,746,800
6.625% 1/15/16	60,000	59,100
6.875% 1/15/16	3,000,000	2,996,250
7.5% 6/15/14	1,000,000	1,030,000
7.625% 7/15/13	710,000	738,400
7.75% 1/15/15	1,440,000	1,483,200
Pan American Energy LLC 7.75% 2/9/12 (a)	1,310,000	1,332,925
Pogo Producing Co. 6.875% 10/1/17	2,530,000	2,428,800
SESI LLC 6.875% 6/1/14	385,000	385,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Williams Companies, Inc. 6.375% 10/1/10 (a)	$ 150,000	$ 150,375
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (a)	685,000	702,981
		14,053,831
Environmental - 1.2%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,265,000	1,220,725
7.125% 5/15/16	585,000	577,688
8.5% 12/1/08	45,000	47,475
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	10,000	10,000
7.4% 9/15/35	815,000	762,025
		2,617,913
Food and Drug Retail - 0.5%
Albertsons, Inc.:
7.45% 8/1/29	535,000	524,556
7.75% 6/15/26	295,000	296,044
8% 5/1/31	245,000	249,986
		1,070,586
Food/Beverage/Tobacco - 0.8%
Reynolds American, Inc.:
7.25% 6/1/13 (a)	490,000	513,275
7.3% 7/15/15 (a)	1,125,000	1,170,000
		1,683,275
Gaming - 9.9%
Chukchansi Economic Development Authority:
8% 11/15/13 (a)	335,000	345,888
8.8769% 11/15/12 (a)(b)	150,000	153,938
Mandalay Resort Group 9.375% 2/15/10	2,000,000	2,135,000
MGM Mirage, Inc.:
6% 10/1/09	4,830,000	4,817,925
6.625% 7/15/15	1,000,000	963,750
6.75% 9/1/12	920,000	906,200
6.875% 4/1/16	320,000	309,200
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	500,000	493,750
6.375% 7/15/09	4,380,000	4,380,000
7.125% 8/15/14	905,000	912,919
8% 4/1/12	795,000	826,800
Scientific Games Corp. 6.25% 12/15/12	915,000	882,975
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	$ 750,000	$ 752,813
7.25% 5/1/12	1,160,000	1,164,350
Station Casinos, Inc. 6.875% 3/1/16	2,165,000	2,021,569
		21,067,077
Healthcare - 5.2%
HCA, Inc.:
9.125% 11/15/14 (a)	1,065,000	1,111,594
9.25% 11/15/16 (a)	430,000	449,350
9.625% 11/15/16 pay-in-kind (a)	430,000	450,425
Omega Healthcare Investors, Inc.:
7% 4/1/14	1,400,000	1,403,500
7% 1/15/16	670,000	667,488
Senior Housing Properties Trust 8.625% 1/15/12	1,005,000	1,087,913
Service Corp. International:
6.75% 4/1/16	1,460,000	1,434,450
7% 6/15/17	465,000	462,675
7.375% 10/1/14	500,000	520,000
7.625% 10/1/18	380,000	397,100
Ventas Realty LP:
6.5% 6/1/16	1,580,000	1,591,850
6.625% 10/15/14	790,000	798,888
6.75% 4/1/17	440,000	447,150
		10,822,383
Homebuilding/Real Estate - 4.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	2,235,000	2,235,000
8.125% 6/1/12	2,195,000	2,266,338
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	370,000	351,500
6.25% 1/15/15	665,000	626,763
KB Home 7.75% 2/1/10	3,025,000	3,055,250
WCI Communities, Inc. 6.625% 3/15/15	845,000	735,150
		9,270,001
Hotels - 2.1%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	2,330,000	2,423,200
Host Marriott LP 7.125% 11/1/13	2,040,000	2,083,350
		4,506,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Insurance - 1.4%
UnumProvident Corp. 7.375% 6/15/32	$ 2,265,000	$ 2,491,862
UnumProvident Finance Co. PLC 6.85% 11/15/15 (a)	465,000	492,900
		2,984,762
Leisure - 0.9%
Royal Caribbean Cruises Ltd.:
7% 6/15/13	730,000	751,058
yankee 7.5% 10/15/27	1,125,000	1,119,375
		1,870,433
Metals/Mining - 6.2%
Arch Western Finance LLC 6.75% 7/1/13	3,350,000	3,295,563
Drummond Co., Inc. 7.375% 2/15/16 (a)	1,640,000	1,582,600
FMG Finance Pty Ltd.:
9.405% 9/1/11 (a)(b)	1,495,000	1,453,888
10% 9/1/13 (a)	900,000	884,250
10.625% 9/1/16 (a)	870,000	875,438
Massey Energy Co. 6.875% 12/15/13	915,000	850,950
Peabody Energy Corp.:
7.375% 11/1/16	460,000	483,000
7.875% 11/1/26	1,150,000	1,210,375
Vedanta Resources PLC 6.625% 2/22/10 (a)	2,595,000	2,549,588
		13,185,652
Paper - 1.7%
Catalyst Paper Corp. 8.625% 6/15/11	1,390,000	1,403,900
Georgia-Pacific Corp.:
8% 1/15/24	1,425,000	1,446,375
8.875% 5/15/31	610,000	649,650
		3,499,925
Publishing/Printing - 1.9%
The Reader's Digest Association, Inc. 6.5% 3/1/11	3,890,000	3,987,250
Services - 4.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (a)	470,000	451,200
7.75% 5/15/16 (a)	4,275,000	4,104,000
7.8738% 5/15/14 (a)(b)	805,000	774,813
FTI Consulting, Inc.:
7.625% 6/15/13	2,730,000	2,798,250
7.75% 10/1/16 (a)	1,775,000	1,837,125
		9,965,388
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - 2.1%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	$ 2,255,000	$ 2,255,000
8.25% 3/15/13	1,000,000	1,052,500
Teekay Shipping Corp. 8.875% 7/15/11	1,000,000	1,070,000
		4,377,500
Technology - 11.9%
Freescale Semiconductor, Inc.:
6.875% 7/15/11	4,755,000	5,015,051
7.125% 7/15/14	1,000,000	1,076,420
IKON Office Solutions, Inc. 7.75% 9/15/15	1,625,000	1,696,094
NXP BV:
7.875% 10/15/14 (a)	1,575,000	1,618,313
8.118% 10/15/13 (a)(b)	1,710,000	1,735,650
Sanmina-SCI Corp.:
6.75% 3/1/13	100,000	93,000
8.125% 3/1/16	1,875,000	1,809,375
Seagate Technology HDD Holdings 6.8% 10/1/16	950,000	939,313
STATS ChipPAC Ltd. 7.5% 7/19/10	3,705,000	3,742,050
Xerox Capital Trust I 8% 2/1/27	5,130,000	5,245,410
Xerox Corp.:
6.4% 3/15/16	725,000	753,761
6.75% 2/1/17	460,000	488,175
7.625% 6/15/13	905,000	954,775
		25,167,387
Telecommunications - 4.6%
Mobile Telesystems Finance SA 8% 1/28/12 (a)	1,835,000	1,919,869
Qwest Corp.:
7.5% 10/1/14 (a)	615,000	653,438
8.64% 6/15/13 (b)	1,000,000	1,080,000
Rogers Communications, Inc. 9.625% 5/1/11	1,010,000	1,143,825
U.S. West Communications:
6.875% 9/15/33	2,080,000	2,012,400
7.5% 6/15/23	815,000	829,263
Windstream Corp.:
8.125% 8/1/13 (a)	535,000	576,463
8.625% 8/1/16 (a)	1,485,000	1,613,007
		9,828,265
TOTAL NONCONVERTIBLE BONDS (Cost $196,986,126)		198,177,056
Floating Rate Loans - 1.0%
	Principal Amount	Value
Automotive - 0.4%
Oshkosh Truck Co. Tranche B, term loan 7.35% 12/6/13 (b)	$ 920,000	$ 920,000
Cable TV - 0.4%
Insight Midwest Holdings LLC Tranche B, term loan 7.61% 4/6/14 (b)	750,000	753,281
Technology - 0.2%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.395% 3/20/13 (b)	388,675	389,161
TOTAL FLOATING RATE LOANS (Cost $2,058,675)		2,062,442
Cash Equivalents - 4.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.3%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Treasury Obligations) # (Cost $8,496,000)	$ 8,497,251	8,496,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $207,540,801)		208,735,498
NET OTHER ASSETS - 1.4%		3,055,134
NET ASSETS - 100%		$ 211,790,632
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,644,727 or 17.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,496,000 due 12/01/06 at 5.30%
Credit Suisse Securities (USA) LLC	$ 331,337
Merrill Lynch Government Securities, Inc.	5,719,558
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,015,216
Mizuho Securities USA, Inc.	1,429,889
$ 8,496,000
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $207,419,924. Net unrealized appreciation aggregated $1,315,574, of which $3,204,162 related to appreciated investment securities and $1,888,588 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 25, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 25, 2007